As filed with the Securities and Exchange Commission on May 19, 1999
                        Securities Act File No. 33-20827
                    Investment Company Act File No. 811-5518
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   |X|
Pre-Effective Amendment No. __                                            |_|
Post-Effective Amendment No. 65                                           |X|

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           |X|


                              Amendment No. 67                            |X|



                               THE RBB FUND, INC.


               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                         400 Bellevue Parkway, Suite 100
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (302) 792-2555

                                   Copies to:
GARY M. GARDNER, ESQUIRE                          MICHAEL P. MALLOY, ESQUIRE
PNC Bank, National Association                    Drinker Biddle & Reath LLP
1600 Market Street, 28th Floor                    1100 PNB Building
Philadelphia, PA 19103                            1345 Chestnut Street
(Name and Address of Agent for Service)           Philadelphia, PA  19107-3496

          It is proposed that this filing will become effective (check appropriate box)

                |_| immediately upon filing pursuant to paragraph (b) |_| on (date) pursuant to paragraph (b)
                |_| 60 days after filing pursuant to paragraph (a)(1) |_| on (date) pursuant to paragraph (a)(1)
                |X| 75 days after filing pursuant to paragraph (a)(2) |_| on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

          |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          The purpose of this Post-Effective Amendment is to register one new portfolio of Registrant and its shares.

          Title of Securities..................Shares of Common Stock

                               THE RBB FUND, INC.

                     BOSTON PARTNERS LONG-SHORT EQUITY FUND
                             (INSTITUTIONAL SHARES)


                              CROSS REFERENCE SHEET


FORM N-1A ITEM                                LOCATION

   Part A                                     Prospectus

1. Cover Page..............................   Cover Page

2. Synopsis................................   Annual Fund Operating Expenses

3. Condensed Financial Information.........   Expense Table

4. General Description of Registrant.......   Cover Page; Investment Objectives
                                              and Policies; Investment
                                              Limitations; Risk Factors;
                                              Additional Investment Policies

5. Management of the Fund..................   Management

6. Capital Stock and Other Securities......   Cover Page; Dividends and
                                              Distributions; Multi-Class
                                              Structure; Description of Shares

7. Purchase of Securities Being Offered....   How to Purchase Shares; Net Asset
                                              Value

8. Redemption or Repurchase................   How to Redeem and Exchange Shares;
                                              Net Asset Value

9. Legal Proceedings.......................   Not applicable

                               THE RBB FUND, INC.

                     BOSTON PARTNERS LONG-SHORT EQUITY FUND
                                (INVESTOR SHARES)


                              CROSS REFERENCE SHEET


FORM N-1A ITEM                                LOCATION

   Part A                                     Prospectus

1. Cover Page..............................   Cover Page

2. Synopsis................................   Annual Fund Operating Expenses

3. Condensed Financial Information.........   Expense Table

4. General Description of Registrant.......   Cover Page; Investment Objectives
                                              and Policies; Investment
                                              Limitations; Risk Factors;
                                              Additional Investment Policies

5. Management of the Fund..................   Management

6. Capital Stock and Other Securities......   Cover Page; Dividends and
                                              Distributions; Multi-Class
                                              Structure; Description of Shares

7. Purchase of Securities Being Offered....   How to Purchase Shares; Net Asset
                                              Value

8. Redemption or Repurchase................   How to Redeem and Exchange Shares;
                                              Net Asset Value

9. Legal Proceedings.......................   Not applicable

                               THE RBB FUND, INC.

                     BOSTON PARTNERS LONG-SHORT EQUITY FUND


                              CROSS REFERENCE SHEET

FORM N-1A ITEM                              LOCATION

    PART B                                  STATEMENT OF ADDITIONAL INFORMATION

10. Cover Page.............................  Cover Page

11. Table of Contents......................  Cover Page

12. General Information and History........  General; Directors and Officers;
                                             Additional Information Concerning
                                             RBB Shares; Miscellaneous

13. Investment Objectives and Policies.....  Investment Limitations; Common
                                             Investment Policies; Supplemental
                                             Investment Policies

14. Management of the Fund.................  Directors and Officers; Investment
                                             Advisory and Servicing Arrangements

15. Control Persons and Principal Holders
    of Securities..........................  Additional Information Concerning
                                             RBB Shares

16. Investment Advisory and Other
    Services...............................  Investment Advisory and Servicing
                                             Arrangements; See Prospectus -
                                             "Management"

17. Brokerage Allocation and Other
    Practices..............................  Portfolio Transactions

18. Capital Stock and Other Securities.....  Additional Information Concerning
                                             RBB Shares; See Prospectus
                                             - "Dividends and Distributions"
                                             and "Description of Shares"

19. Purchase, Redemption and Pricing of
    Securities Being Offered...............  Purchase and Redemption
                                             Information; Valuation of Shares;
                                             See Prospectus - "How to Purchase
                                             Shares" and "How to Redeem and
                                             Exchange Shares"

20. Tax Status.............................  Taxes; See Prospectus - "Taxes"

21. Underwriters...........................  Not Applicable

22. Calculation of Performance Data........  Performance and Yield Information

23. Financial Statements...................  None

                       BOSTON PARTNERS MARKET NEUTRAL FUND

                     BOSTON PARTNERS LONG-SHORT EQUITY FUND

                             (INSTITUTIONAL SHARES)
                                       OF
                               THE RBB FUND, INC.

     BOSTON PARTNERS MARKET NEUTRAL FUND (the "Market Neutral Fund") and BOSTON PARTNERS LONG-SHORT EQUITY FUND (the "Long-Short Equity Fund" and, together with the Market Neutral Fund, the "Funds") are investment portfolios of The RBB Fund, Inc. ("RBB" or the "Company"), an open-end management investment company. The shares of the Institutional Classes ("Shares") offered by this Prospectus represent interests in the Funds.

     The Market Neutral Fund is a diversified fund that seeks long-term capital appreciation while minimizing exposure to general equity market risk. The Market Neutral Fund seeks a total return greater than the total return of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index(TM). The Market Neutral Fund pursues its objective by taking long positions in stocks identified by Boston Partners Asset Management, L.P. (the "Adviser") as undervalued and short positions in such stocks that the Adviser has identified as overvalued. Generally, the Market Neutral Fund's investments will be invested primarily in securities principally traded in the United States markets.

     The Long-Short Equity Fund is a diversified fund that seeks a total return greater than that of the Standard & Poor's 500 Composite Stock Price Index. The Long-Short Equity Fund pursues its objective by investing a substantial proportion of its net assets in shares of the Market Neutral Fund. The Long-Short Equity Fund also intends to invest in futures contracts, options on futures contracts, equity swap agreements and other investments.

     This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated June 1, 1999, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from RBB by calling (800) 311-9783 or 9829. The Prospectus and the Statement of Additional Information are available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS JUNE 1, 1999

EXPENSE TABLE

     The following table illustrates the shareholder transaction and annual operating expenses that are estimated to be incurred by Institutional Shares of each Fund (after fee waivers and expense reimbursements) during the next twelve months as a percentage of average daily net assets. An example based on each summary is also shown.


SHAREHOLDER TRANSACTION EXPENSES
                                                          MARKET      LONG-SHORT
                                                       NEUTRAL FUND  EQUITY FUND

Maximum Sales Charge Imposed on Purchases..................None          None
Maximum Sales Charge Imposed on Reinvested Dividends.......None          None
Maximum Deferred Sales Charge..............................None          None
Redemption Fee 1........................ ..................1.00%         1.00%
Exchange Fee...............................................None          None


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees (after waivers)2...........................1.85%         0.00%
12b-1 Fees.................................................None          None
Other Expenses (after waivers and expense reimbursements)..0.65%         2.60%
Total Fund Operating Expenses (after waivers and
     expense reimbursements)2............................. 2.50%         2.60%


1 To prevent the Funds from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Funds will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of the all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by each respective Fund for the benefit of all shareholders.

2 In the absence of fee waivers and expense reimbursements, Management Fees would be 2.25% and 0.10%, Other Expenses would be 0.78% and 3.15%, and Total Fund Operating Expenses would be 3.03% and 3.25% with respect to the Market Neutral and Long-Short Equity Funds, respectively. Management Fees are each based on average daily net assets and are calculated daily and paid monthly. "Other Expenses" and "Total Fund Operating Expenses" do not include short-sale dividends, as defined below under "Management - Expenses" (estimated at 0.45% and 0.45% for the current fiscal year with respect to the Market Neutral Fund and Long-Short Equity Fund, respectively).

EXAMPLE

     An investor would pay the following expenses on a $1,000 investment in the Funds, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                                                             ONE           THREE
                                                             YEAR          YEARS
INCLUDING THE 1.00% TRANSACTION FEE ON REDEMPTIONS
MADE WITHIN A YEAR OF PURCHASE

Boston Partners Market Neutral Fund                          $35           $78
Boston Partners Long-Short Equity Fund                       $26           $81

EXCLUDING THE 1.00% TRANSACTION FEE ON REDEMPTIONS
MADE WITHIN A YEAR OF PURCHASE

Boston Partners Market Neutral Fund                          $25           $78
Boston Partners Long-Short Equity Fund                       $26           $81


     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects expense reimbursements and voluntary waivers of Management Fees for the Fund, which are expected to be in effect during the current fiscal year. However, the Adviser and the Fund's other service providers are under no obligation with respect to such expense reimbursements and waivers and there can be no assurance that any future expense reimbursements and waivers of Management Fees will not vary from the figures reflected in the Fee Table.

     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INTRODUCTION

     RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate seventeen separate investment portfolios. The Shares offered by this Prospectus represent interests in the Boston Partners Market Neutral Fund and the Boston Partners Long-Short Equity Fund. RBB was incorporated in Maryland on February 29, 1988.

INVESTMENT OBJECTIVES AND POLICIES

     The MARKET NEUTRAL FUND Is a diversified fund that seeks long-term capital appreciation while minimizing exposure to general equity market risk. The Market Neutral Fund seeks a total return greater than the total return of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index(TM). The term "market neutral" in this instance is used to define a strategy of investing or engaging in transactions in equity securities, while seeking to minimize the impact of movements in the equity markets. The Market Neutral Fund pursues its objective by taking long positions in stocks identified by the Adviser as undervalued and short positions in such stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Generally, the Market Neutral Fund's investments will be invested primarily in securities principally traded in the United States markets. See "Risk Factors -- Short Sales" below. By taking long and short positions in different stocks with similar characteristics, the Fund attempts to minimize the effect of general stock market movements on the Fund's performance. The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has minimal net exposure to the U.S. equity market generally and low to neutral exposure to specific industries, specific capitalization ranges (e.g., large cap, mid cap and small cap) and certain other factors.

     Although the Market Neutral Fund's investment strategy seeks to minimize the risk associated with investing in the equity market, an investment in the Market Neutral Fund will be subject to the risk of poor stock selection by the Adviser. In other words, the Adviser may not be successful in executing its strategy of taking long positions in stocks that outperform the market and short positions in stocks that underperform the market. Further, since the Adviser will manage both a long and a short portfolio, an investment in the Market Neutral Fund will involve the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make. An investment in one-month U.S. Treasury Bills is different from an investment in the Market Neutral Fund because Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return and investors in Treasury Bills do not bear the risk of losing their investment.

     To meet margin requirements, redemptions or pending investments, the Market Neutral Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government (e.g., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (i.e., rated at least "A-2" or "AA" by Standard & Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's")) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Adviser to be of comparable quality to any of the foregoing.

     The Market Neutral Fund's long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States as sponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. The ADRs may not necessarily be denominated in the same currency as the foreign securities underlying the ADRs. See "Risk Factors -- Foreign Investments." The Market Neutral Fund may also invest up to 20% of its total assets directly in stocks of foreign issuers.

     The investment objective of the LONG-SHORT EQUITY FUND is to seek a total return greater than that of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). Unlike the Market Neutral Fund, the adviser does not seek to minimize the effects of movements in the general equity markets, but rather, to use futures and other instruments in an attempt to take advantage of market movements. The Fund seeks to achieve its objective by investing in Institutional Shares of the Market Neutral Fund while simultaneously utilizing S&P 500 Index futures, options on S&P 500 Index futures and equity swap contracts to gain exposure to the equity market as measured by the S&P 500 Index. See "Investment Objectives and Policies -- Market Neutral Fund" and "Risk Factors -- S&P 500 Index Futures and Related Options" and "-- Equity Swap Contracts" below. The Long-Short Equity Fund has obtained from the Securities and Exchange Commission ("SEC") an exemptive order allowing it to invest without limit in the Market Neutral Fund. Under normal market conditions, the Long-Short Equity Fund will invest at least 65% of the value of its total assets in U.S. equity securities (which include shares of the Market Neutral Fund). Once the Fund has indirectly acquired a long and short portfolio indirectly through the purchase of Institutional Shares of the Market Neutral Fund, the Adviser will purchase S&P 500 Index futures, options on S&P 500 Index futures and equity swap contracts in an amount approximately equal to the net asset value of the Long-Short Equity Fund in order to gain full net exposure to the U.S. equity market as measured by the S&P 500 Index. The Long-Short Equity Fund may assume higher risks of adverse changes in the general equity markets through the use of futures, options on futures and equity swap contracts than if the Fund invested directly in securities listed on the S&P 500 Index.

     The S&P 500 Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative values to the stocks included in the index, weighted according to each stock's total market value relative to the total market value of the other stocks included in such index.

     To meet margin requirements, redemptions or pending investments, the Long-Short Equity Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government (e.g., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (i.e., rated at least "A-2" or "AA" by S&P or Prime 2 or "Aa" by Moody's) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Adviser to be of comparable quality to any of the foregoing.

     The Long-Short Equity Fund's long and short positions, taken indirectly through investment in the Market Neutral Fund, may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States as ADRs, which are described above under "Market Neutral Fund." See "Risk Factors -- Foreign Investments." The Fund may also invest up to 20% of its total assets directly in stocks of foreign issuers.

     In a typical stock mutual fund the investment adviser attempts to earn an excess return (return above market return) or "alpha" by identifying and purchasing undervalued stocks. However, there is another "alpha" possibility -- identifying and selling short overvalued stocks. The term "double alpha" refers to these two potential sources of alpha: one from correctly identifying undervalued stocks and one from correctly identifying overvalued stocks. The market neutral strategy employed directly by the Market Neutral Fund and indirectly by the Long-Short Equity Fund (through investment in shares of the Market Neutral Fund) seeks to capture both alphas. The Long-Short Equity Fund also seeks to replicate the market (and incurs additional cost and expense risk) by investing in S&P 500 Index instruments.

     While the Adviser intends to fully invest each Fund's assets at all times in accordance with the above-mentioned policies, each Fund reserves the right to hold up to 100% of its respective assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser would determine when market conditions warrant temporary defensive measures.

     Each Fund's investment objective and the policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in such Fund.


INVESTMENT LIMITATIONS

     The Funds may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     Neither Fund may borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of such Fund's total assets at the time of such borrowing. Neither Fund will purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Funds' investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

     If a percentage restriction under one of the Funds' investment policies or restrictions or the use of assets is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation (except with respect to any restrictions that may apply to the holding of illiquid securities or borrowings or senior securities issued by the Fund).


RISK FACTORS

     SPECIAL RISKS AND OTHER CONSIDERATIONS RELATING TO THE LONG-SHORT EQUITY FUND. Because the Long-Short Equity Fund may invest up to 100% of its assets in shares of the Market Neutral Fund and other investment companies (such as money market funds for cash-management purposes), the expenses associated with investing in the Long-Short Equity Fund may be higher than those associated with a portfolio that directly invests in securities that are not themselves investment companies. An investor in the Long-Short Equity Fund will incur a proportionate share of the expenses of that Fund, as well as a proportionate share of expenses of the Market Neutral Fund and unaffiliated investment companies in which the Long-Short Equity Fund invests (collectively, the "Underlying Funds"). Investors in the Long-Short Equity Fund should realize that they can invest directly in the Underlying Funds.

     The Long-Short Equity Fund will seek to avoid duplicative fees and the layering of expenses to the extent practicable. The Fund will generally invest in the Institutional Shares of the Market Neutral Fund, which are offered to the Fund with no sales or redemption charges or distribution fees; however, the Fund may invest in shares of other investment companies (such as money market funds for cash management purposes) which may be offered with sales or redemption charges or distribution fees. The management fees payable to the Adviser under the Long-Short Equity Fund's advisory contract are for services that are in addition to, rather than duplicative of, services provided under the advisory contract for any Underlying Funds in which the Long-Short Equity Fund invests. The administration, custody and transfer agency fees borne by the Long-Short Equity Fund are also for services that are in addition to, and not duplicative of, services provided to the Underlying Funds. In addition, the distribution fees relating to Investor Shares of the Long-Short Equity Fund, when aggregated with any distribution or shareholder servicing fees paid by the Fund in connection with its investments in underlying funds will not exceed applicable NASD limits.

     As a fund that may invest a substantial portion of its assets in other investment companies, the Long-Short Equity Fund will be subject to certain investment risks. The Fund's performance is directly related to the performance of the Market Neutral Fund and the futures, options on futures and equity swap contracts in which it invests. Accordingly, the ability of the Long-Short Equity Fund to meet its investment objective is directly related to the skill of the Adviser and the ability of the Underlying Funds to meet their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

     From time to time, the Market Neutral Fund may experience relatively large purchases or redemptions due to asset allocation decisions made by the Adviser in managing the Long-Short Equity Fund and other client accounts. These transactions may have a material effect on the

Market Neutral Fund. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Market Neutral Fund to the extent that it may be required to sell securities at times when it would not otherwise do so or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of securities, and such sales may also increase transaction costs. The Adviser is committed to minimizing the impact of these transactions on the Market Neutral Fund to the extent it is consistent with pursuing the Long-Short Equity Fund's investment objective and will monitor the impact of the Long-Short Equity Fund's asset allocation decisions on the Market Neutral Fund.

     INVESTMENT RISKS. The value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting each Fund's portfolio. As of the date of this Prospectus, U.S. stock markets were trading at historically high levels and there can be no guarantee that such levels will continue. Investment in Shares of the Funds is more volatile and risky than some other forms of investment. In addition, if the Adviser takes long positions in stocks that decline or short positions in stocks that increase in value, then the losses of the Market Neutral Fund and Long-Short Equity Fund may exceed those of other stock mutual funds that hold long positions only. These losses may be magnified in the Long-Short Equity Fund through the unsuccessful use of futures, options on futures and equity swap contracts.

     SHORT SALES. When the Adviser anticipates that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. A Fund will realize a gain if there is a decline in price of the security between those dates, which decline exceeds the costs of the borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited since it is directly tied to the maximum attainable price of the security less the price at which the security was sold. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them. The Funds will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 100% of the value of a Fund's net assets.

     S&P 500 INDEX FUTURES AND RELATED OPTIONS (LONG-SHORT EQUITY FUND ONLY). An S&P 500 Index Future contract (an "Index Future") is a contract to buy or sell an integral number of units of the S&P 500 Index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the S&P 500 Index. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in the S&P 500 Index. An option on an Index Future gives the purchaser the right, in return for the premium paid, to assume a long or a short position in an Index Future. The Long-Short Equity

Fund will realize a loss if the value of the S&P 500 Index declines between the time the Fund purchases an Index Future or an option transaction in which the Fund has assumed a long position and may realize a gain if the value of the S&P 500 Index rises between such dates.

     The Long-Short Equity Fund may close out a futures contract purchase by entering into a futures contract sale. This Sale will terminate the Fund's position in the futures contract. Positions in Index Futures may be closed out by the Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time. The liquidity of the market in futures contracts could be adversely affected by "daily price fluctuation limits" established by the relevant futures exchange which limit the amount of fluctuation in the price of an Index Future during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit. In such event, it may not be possible for the Fund to close its futures contract purchase, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin (payments to and from a broker made on a daily basis as the price of the Index Future fluctuates). The futures market may also attract more speculators than does the securities market, because deposit requirements in the futures market are less onerous than margin requirements in the securities market. Increased participation by speculators in the futures market may also cause price distortions.

     Further, when the Long-Short Equity Fund purchases an Index Future, it is required to maintain, at all times while an Index Future is held by the Fund, cash, U.S. Government securities or other liquid securities in an amount which, together with the initial margin deposit on the futures contract, is equal to the current value of the futures contract.

     EQUITY SWAP CONTRACTS (LONG-SHORT EQUITY FUND ONLY). In an equity swap contract, the counterparty generally agrees to pay the Long-Short Equity Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the basket of stocks comprising the S&P 500 Index, plus the dividends that would have been received on those stocks. The Long-Short Equity Fund agrees to pay to the counterparty a floating rate of interest (typically the London Inter Bank Offered Rate) on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index (as if the Fund had invested the notional amount in stocks comprising the S&P 500 Index) less the interest paid by the Fund on the notional amount. Therefore, the Fund will generally realize a loss if the value of the S&P 500 Index declines and will generally realize a gain if the value of the S&P 500 Index rises. The Fund will enter into equity swap contracts only on a net basis, I.E., where the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of any payments. If there is a default by the counterparty to an equity swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction.

     There is no assurance that the equity swap contract counterparties will be able to meet their obligations or that, in the event of default, the Long-Short Equity Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to these contracts. The Adviser will closely monitor the credit of equity swap contract counterparties to seek to minimize this risk.

     The Long-Short Equity Fund will not enter into any equity swap contract unless, at the time of entering into such transaction, the unsecured senior debt of the counterparty is rated at least A by Moody's or S&P. In addition, the staff of the SEC considers equity swap contracts to be illiquid securities. Consequently, as long as the staff maintains this position, the Fund will not invest in equity swap contracts if, as a result of the investment, the total value of such investments together with that of all other illiquid securities which the Fund owns would exceed 15% of the Fund's net assets.

     The net amount of the excess, if any, of the Long-Short Equity Fund's obligations over its entitlement with respect to each equity swap contract will be accrued on a daily basis, and an amount of cash, U.S. Government Securities or other liquid securities having an aggregate market value at least equal to the accrued excess will be maintained in a segregated account. The Fund does not believe that the Fund's obligations under equity swap contracts are senior securities within the meaning of the 1940 Act, so long as such a segregated account is maintained, and accordingly, the Fund will not treat them as being subject to its borrowing restrictions.

     FOREIGN INVESTMENTS. Investing in foreign companies may involve additional risks and considerations which are not typically associated with investing in U.S. companies. Since stocks of foreign companies are normally denominated in foreign currencies, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

     As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, comparable information may not be readily available about certain foreign companies. Some securities of foreign companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

     GENERAL. Investment methods described in this Prospectus are among those which the Funds have the power to utilize. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.


                         ADDITIONAL INVESTMENT POLICIES

     This section describes certain additional investment policies that may be employed by each Fund. Investment policies are described in more detail in the Statement of Additional Information.

     TEMPORARY INVESTMENTS. For defensive purposes or during temporary periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, each Fund may reduce its holdings in equity and other securities and invest up to 100% of its assets in cash or certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) interest-bearing instruments or deposits of United States and foreign issuers. Such investments may include, but are not limited to, commercial paper, certificates of deposit, variable or floating rate notes, bankers' acceptances, time deposits, government securities and money market deposit accounts. See Statement of Additional Information, "Common Investment Policies -- Temporary Investments." To the extent permitted by their investment objectives and policies, the Funds may hold cash or cash equivalents pending investment.

     BORROWING. A Fund may borrow up to 33 1/3 percent of its total assets without obtaining shareholder approval. The Adviser intends to borrow, or to engage in reverse repurchase agreements, only for temporary or emergency purposes. See Statement of Additional Information, "Common Investment Policies -- All Funds -- Reverse Repurchase Agreements" and "-- Borrowing."

     LENDING OF PORTFOLIO SECURITIES. Each Fund may also lend its portfolio securities to financial institutions against collateral consisting of cash, U.S. Government securities or irrevocable bank letters of credit, which are equal at all times to at least 102% of the value of the securities loaned. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund's securities will be fully collateralized and marked to market daily. A Fund may not make loans in excess of 331/3% of the value of its total assets (including the loan collateral).

     RULE 144A SECURITIES. Rule 144A securities are securities which are restricted as to resale to the general public, but which may be resold to qualified institutional buyers. A Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of each Fund's 15% limitation on purchase of illiquid securities as described below, Rule 144A securities will not be considered to be illiquid if the Adviser has determined them to be liquid pursuant to guidelines established by the Company's Board of Directors.

     REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attempted enforcement.

     ILLIQUID SECURITIES. Each Fund may purchase "illiquid securities", defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued such securities, so long as no more than 15% of a Fund's net assets would be invested in such illiquid securities after giving effect to a purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a Fund may be forced to sell them at a discount from the last offer price.

     INVESTMENT COMPANIES. The Market Neutral Fund may invest in securities issued by unaffiliated investment companies to the extent permitted by the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including management fees. These expenses would be in addition to the management fees and other expenses that the Fund bears directly in connection with its own operations.

     The 1940 Act generally permits the Long-Short Equity Fund to invest without limitation in other investment companies that are part of the same "group of investment companies" (as defined in the 1940 Act), provided certain limitations are observed. Generally, these limitations require that the Fund (a) limit its investments to shares of other investment companies that are part of the same "group of investment companies," Government securities and short-term paper; (b) observe certain limitations on the amount of sales loads and distribution-related fees that are borne directly and indirectly by its shareholders; and (c) not invest in other investment companies structured as "funds of funds." An exemptive order issued by the SEC permits the Long-Short Equity Fund to hold investments other than those identified above, including domestic and foreign equity and fixed income securities, S&P 500 Index futures and related options, equity swap contracts and shares of investment companies (for cash management purposes).

     PORTFOLIO TURNOVER. The Adviser will effect portfolio transactions in each Fund without regard to holding periods if, in its judgment, such transactions are advisable in light of general market, economic or financial conditions. The annual portfolio turnover rate for each of the Market Neutral Fund and the Long-Short Equity Fund is not expected to exceed 200%. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (100% or more) will generally result in higher transaction costs to a Fund and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income. The amount of portfolio activity will not be a limiting factor when making portfolio decisions. See the Statement of Additional Information, "Portfolio Transactions" and "Taxes."

     AMERICAN DEPOSITORY RECEIPTS. Each Fund may invest in ADRs. ADRs are typically issued by a U.S. bank or trust evidencing ownership of the underlying foreign securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. ADRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities. ADRs may be denominated in U.S. dollars although the underlying securities may be denominated in a foreign currency. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Certain of these risks are described above under "Foreign Investments."

         Year 2000. As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Adviser and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This possibility is commonly known as the Year 2000 or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds. The Y2K problem could have a negative impact on the issuers of securities in which the Funds invest, which could hurt the Funds' investment returns.

         The Statement of Additional Information contains additional investment policies and strategies of the Funds.

MANAGEMENT

BOARD OF DIRECTORS

         The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

         Boston Partners Asset Management, L.P., located at 28 State Street, 21st Floor, Boston, Massachusetts 02109, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had
aggregate total assets under management as of      , 1999 in excess of $
billion. The adviser is organized as a Delaware limited partnership whose sole general partner is Boston Partners, Inc., a Delaware corporation.

         Subject to the supervision and direction of the Company's Board of Directors, the Adviser manages each Fund's portfolio in accordance with that Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Funds, the Adviser is paid a monthly advisory fee computed at an annual rate of 2.25% and 0.10% of the Market Neutral Fund's and Long-Short Equity Fund's respective average daily net assets. The Adviser has notified RBB, however, that it intends to waive advisory fees in excess of 1.85% and 0.00% during the current fiscal year with respect to the Market Neutral Fund and the Long-Short Equity Fund, respectively.

PORTFOLIO MANAGEMENT

     The day-to-day portfolio management of each Fund is the responsibility of Edmund D. Kellogg, subject to the supervision of Harry J. Rosenbluth. Both Mr. Kellogg and Mr. Rosenbluth are portfolio managers employed by the Adviser. Previously, Mr. Kellogg was a portfolio manager/analyst for a similar limited partnership private investment fund and a separate account of the Adviser. Before joining the Adviser in 1996, Mr. Kellogg was employed by The Keystone Group since 1991, where he was a portfolio manager and analyst managing institutional separate accounts. Mr. Kellogg has over 21 years of investment experience and is a Chartered Financial Analyst. Mr. Rosenbluth oversees other institutional accounts of the Adviser and manages a $2.2 billion all-capitalization value equity institutional separate account product. Prior to joining the Adviser in 1995, Mr. Rosenbluth was employed by The Boston Company Asset Management since 1981 as a senior portfolio manager. Mr. Rosenbluth has over 17 years of investment experience and is a Chartered Financial Analyst.

ADMINISTRATOR

         PFPC Inc. ("PFPC") serves as administrator to the Funds and generally assists each Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC receives a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis.

ADMINISTRATIVE SERVICES AGENT

         Provident Distributors, Inc. ("PDI") provides certain administrative services to each Fund's Institutional Shares not otherwise provided by PFPC. PDI's principal business address is Four Falls Corporate Center, West Conshohocken, Pennsylvania 19428. PDI furnishes certain internal quasi-legal, executive and administrative services to the Funds, acts as a liaison between the Funds and their various service providers and coordinates and assists in the preparation of reports prepared on behalf of the Funds. For its services, PDI is entitled to a monthly fee calculated at the annual rate of .15% of the respective average daily net assets of each Fund's Institutional Class. PDI is currently waiving fees in excess of .03% of the average daily net assets of each Fund's Institutional Class.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

         PFPC Trust Company, an indirect wholly-owned subsidiary of PNC Bank Corp., serves as the Funds' custodian pursuant to an agreement between RBB and PNC Bank, N.A. ("PNC

Bank"), as assigned to PFPC Trust Company. PNC Bank continues to provide certain services to PFPC Trust Company. PFPC serves as the Fund's transfer agent and dividend disbursing agent. The principal offices of PFPC are located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC may enter into shareholders servicing agreements with registered broker-dealers who have entered into dealer agreements with the Distributor ("Authorized Dealers")for the provision of certain shareholder support services to customers of such Authorized Dealers who are shareholders of the Funds. The services provided and the fees payable by the Funds for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR

         PDI acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.

EXPENSES

         The expenses of each Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. The Institutional Class of each Fund pays its own administrative services fees, and may pay a different share of expenses than other classes (excluding advisory and custodial fees), if those expenses are actually incurred in a different amount by the Institutional Class or if it receives different services.

         Dividends declared on securities which the Market Neutral Fund has sold short ("short-sale dividends") generally reduce the market value of the securities by the amount of the dividend declared--thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short. For accounting purposes, short-sale dividends are treated as an expense, and increase the Fund's total expense ratio, although no cash is received or paid by the Fund. This can indirectly affect the Long-Short Equity Fund to the extent that it is invested in the Market Neutral Fund.

         The Adviser may assume expenses of each Fund from time to time. To the extent any service providers assume expenses of the Funds, such assumption of expenses will have the effect of lowering the Funds' overall expense ratio and increasing its yield to investors.


HOW TO PURCHASE SHARES

GENERAL

         Shares representing an interest in the Funds are offered continuously for sale by the Distributor. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Funds' transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or

Federal Reserve Draft, payable to the order of "The Boston Partners Market Neutral Fund" or "The Boston Partners Long-Short Equity Fund," as appropriate, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, either Boston Partners Market Neutral Fund or Boston Partners Long-Short Equity Fund, must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of either the Boston Partners Market Neutral Fund or the Boston Partners Long-Short Equity Fund with a check issued by a third party and endorsed over to either such Fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $100,000 and subsequent investments must be at least $5,000. For purposes of meeting the minimum initial purchase, clients which are part of endowments, foundations or other related groups may be aggregated. Each Fund reserves the right to suspend the offering of its Shares for a period of time or to reject any purchase order.

         Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.

         The price paid for Shares purchased is based on the net asset value next computed after a purchase order is received in good order by a Fund or its agents. Orders received by a Fund or its agents prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at that Business Day's net asset value. Orders received by a Fund or its agents after its close of the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

         Shares may be purchased and subsequent investments may be made by principals and employees of the Adviser, and by their spouses and children, either directly or through their individual retirement accounts, and by any pension and profit-sharing plan of the Adviser, without being subject to the minimum investment limitations.

         An investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Funds do not currently impose a service charge for effecting wire transfers but reserve the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:

         A. Telephone the Funds' transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

         B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PFPC Trust Company:

              PFPC Trust Company
              Philadelphia, PA 19103
              ABA NUMBER: 0310-0005-3
              CREDITING ACCOUNT NUMBER: 86-1108-2507
              FROM: (name of investor)
              ACCOUNT NUMBER: (Investor's account number with the Fund) FOR PURCHASE OF: (name of the Fund)
              AMOUNT: (amount to be invested)

         C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

         For subsequent investments, an investor should follow steps A and B above.

AUTOMATIC INVESTING

         Additional investments in Shares may be made automatically by authorizing the Funds' transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call the Funds' transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.


HOW TO REDEEM AND EXCHANGE SHARES

REDEMPTION BY MAIL

         Shareholders may redeem for cash some or all of their Shares of a Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Market Neutral Fund or Boston Partners Long-Short Equity Fund, as appropriate, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption, unless the Shareholder has held his or her Shares for less than one year, upon which a fee equal to 1% of the net asset value of the Shares redeemed at the time of redemption will be imposed.

         A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "Exchange Privilege."

         Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Funds' transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

TRANSACTION FEE IMPOSED ON CERTAIN REDEMPTIONS

         Each Fund requires the payment of a transaction fee on redemptions of Shares of such Fund held for less than one year equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. This additional transaction fee is paid to the particular Fund, not to the adviser, distributor or transfer agent. It is not a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in a Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.00% amount represents the Funds' estimate of the brokerage and other transaction costs which may be incurred by a Fund in disposing of stocks in which such Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to the Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Fund. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions.

INVOLUNTARY REDEMPTION

         Each Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. In such cases, neither Fund will impose the 1% transaction fee.

PAYMENT OF REDEMPTION PROCEEDS

         With the exception of redemptions to which the 1.00% transaction fee applies, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by a Fund or its agents. For redemptions to which the additional transaction fee applies, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by a Fund or its agents, less an amount equal to 1.00% of the net asset value of such Shares redeemed that the shareholder has held for less than one year. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the 1940 Act. If the Shares to be redeemed have been recently purchased by check, the Funds' transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

         The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of either Fund for Institutional Shares of another Boston Partners Fund up to six (6) times per year. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Fund exchanged for next determined after PFPC's receipt of a request for an exchange. An exchange of shares held for less than one-year (with the exception of shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to the 1.00% transaction fee. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.

         If the exchanging shareholder does not currently own Institutional Shares of any other Boston Partners Fund of RBB, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program
(MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

         If an exchange is to a new account in an RBB Fund advised by Boston Partners, the dollar value of Institutional Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

         The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of a Fund and increase transaction costs, each Fund has established a policy of limiting excessive exchange activity.

         Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from a Fund during any twelve-month period. Notwithstanding these limitations, each Fund reserves the right to reject any purchase request (including exchange purchases from an RBB Fund advised by Boston Partners) that is deemed to be disruptive to efficient portfolio management.

TELEPHONE TRANSACTIONS

         In order to request a telephone exchange or redemption, a shareholder must have completed and returned an account application containing a telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Funds, the Distributor, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         RBB's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) permitting exchanges only if the two account registrations are identical;
(5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if a Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.


NET ASSET VALUE

         The net asset value for each class of a Fund is calculated by adding the value of the proportionate interest of the class in a Fund's cash, securities and other assets, deducting actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value of each class is calculated independently of each other class. The net asset values are calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time on each Business Day.

     Valuation of securities held by a Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

         With the approval of RBB's Board of Directors, a Fund may use a pricing service, bank or broker-dealer experienced in such matters to value such Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS

         Each Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

         Each Fund will declare and pay dividends from net investment income annually. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.


TAXES

         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in each Fund should consult their tax advisers with specific reference to their own tax situation.

         Each Fund will elect to be taxed as a regulated investment company for federal income tax purposes. So long as each Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders. Each Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal income or excise tax.

         Fund distributions to shareholders, unless otherwise exempt, will be taxable (except distributions that are treated for federal income tax purposes as a return of capital) regardless of whether the distributions are received in cash or reinvested in additional shares. Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares. All other taxable distributions are taxed to shareholders as ordinary income.

         RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, if such dividends are paid during January of the following year.

         Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

         Shareholders who sell or redeem shares, or exchange shares representing interests in one Fund for shares representing interests in another Fund, will generally recognize capital gain or loss for federal income tax purposes. The gain or loss will be long-term capital gain or loss if the shares have been held for more than twelve months, and short-term otherwise, except that a loss on shares held six months or less will be treated as long-term capital loss to the extent of any capital gains distribution received on the shares.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships are generally subject to different U.S. Federal income tax treatment from that described above. In particular, such shareholders will generally not be subject to U.S. federal income tax on capital gains on or with respect to their shares, and other distributions to them will be subject to 30% withholding tax unless such tax is reduced or eliminated under an applicable tax treaty.


MULTI-CLASS STRUCTURE

         Each Fund offers one other class of shares, Investor Shares, which are offered directly to individual investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in a Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Funds will quote performance of the Investor Shares separately from Institutional Shares. Because of different expenses paid by the Institutional Shares, the total return on such shares can be expected, at any time, to be different than the total return on Investor Shares. Information concerning other classes may be obtained by calling the Funds at (800) 311-9783 or 9829.

DESCRIPTION OF SHARES

         RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which ___ billion shares are currently classified into __ different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BOSTON PARTNERS MARKET NEUTRAL FUND AND BOSTON PARTNERS LONG-SHORT EQUITY FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE BOSTON PARTNERS MARKET NEUTRAL FUND OR BOSTON PARTNERS LONG-SHORT EQUITY FUND.

         Each share that represents an interest in a Fund has an equal proportionate interest in the assets belonging to that Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in such Fund. Shares of a Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

         RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of Shares of a Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of a Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Company may elect all of the directors.

         As of April 30, 1999, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.

OTHER INFORMATION

REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing each Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC Inc., the Funds' transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

         In the interest of economy and convenience, physical certificates representing Shares in the Funds are not normally issued.

FUTURE PERFORMANCE INFORMATION

         From time to time, each Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of such Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. Each Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, a Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index(TM), with respect to the Market Neutral Fund, or the S&P 500, with respect to the Long-Short Equity Fund. Performance information may also include evaluation of the Funds by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE, INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                   TABLE OF CONTENTS
                                                 PAGE

INTRODUCTION......................................  4
INVESTMENT OBJECTIVES AND POLICIES................  4
INVESTMENT LIMITATIONS............................  7
RISK FACTORS......................................  8
MANAGEMENT........................................  8
DISTRIBUTION OF SHARES............................ 10
HOW TO PURCHASE SHARES............................ 11
HOW TO REDEEM AND EXCHANGE SHARES................. 13
NET ASSET VALUE................................... 17
DIVIDENDS AND DISTRIBUTIONS....................... 17
TAXES    ......................................... 18
MULTI-CLASS STRUCTURE............................. 19
DESCRIPTION OF SHARES............................. 19
OTHER INFORMATION................................. 20


INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PFPC Trust Company
Wilmington, Delaware

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania


PROSPECTUS

June 1, 1999


                    BOSTON PARTNERS
                  MARKET NEUTRAL FUND

                    BOSTON PARTNERS
                LONG--SHORT EQUITY FUND

                (Institutional Shares)

bp

BOSTON PARTNERS ASSET
   MANAGEMENT, L.P.


BOSTON PARTNERS MARKET NEUTRAL FUND

bp

BOSTON PARTNERS LONG-SHORT EQUITY FUND
                (Institutional Shares)

BOSTON PARTNERS ASSET MANAGEMENT, L.P.

ACCOUNT APPLICATION
PLEASE NOTE: Do not use this form to open a retirement plan account. For an IRA application or help with this Application, please call 1-888-261-4073

                    (Please check the appropriate box(es) below.)
1. ACCOUNT REGISTRATION       |_|  Individual    |_|  Joint Tenant    |_|  Other

                    Name               SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

                    NAME OF JOINT OWNER           JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #

For joint accounts, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

GIFT TO MINOR:      |_|  UNIFORM GIFTS/TRANSFER TO MINOR'S ACT

                    NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                    NAME OF MINOR (ONLY ONE PERMITTED)

                    MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH


CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:    NAME OF CORPORATION, PARTNERSHIP, OR OTHER                            NAME(S) OF TRUSTEE(S)


                    TAXPAYER IDENTIFICATION NUMBER


2. MAILING ADDRESS: STREET OR P.O. BOX AND/OR APARTMENT NUMBER

                    CITY                                                                  STATE             ZIP CODE

                    DAY PHONE NUMBER                                                      EVENING PHONE NUMBER


3. INVESTMENT INFORMATION:
                    Minimum initial investment of $100,000            Amount of investment $____________

                    Make the check payable to Boston Partners Market Neutral Fund or Boston Partners Long-Short Equity Fund
                    (as appropriate).

                    Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.

DISTRIBUTION        NOTE:  Dividends and capital gains may be reinvested or paid by check. If no options are selected
OPTIONS:            below, both dividends and capital gains will be reinvested in additional Fund shares.

                    DIVIDENDS |_|    Pay by check |_|    Reinvest |_|     CAPITAL GAINS |_|    Pay by check |_|    Reinvest   |_|


4. TELEPHONE REDEMPTION:
                    To use this option, you must initial the appropriate line below.
                    I authorize the Transfer Agent to accept instructions from any persons to redeem or exchange shares in my account(s) by telephone in accordance with the procedures and conditions set forth in the Fund's current prospectus.

                                                                                Redeem shares, and send the proceeds to the
                           individual initial            joint initial          address of record.

                                      -30-


                                                                                Exchange shares for shares of The Boston
                           individual initial             joint initial         Partners Large Cap Value Fund, Boston Partners
                                                                                Mid Cap Value Fund, Boston Partners Micro Cap Fund
                                                                                or Boston Partners Bond Fund.

5.   AUTOMATIC INVESTMENT PLAN:
                    The Account Investment Plan which is available to shareholders of the Fund, makes possible regularly scheduled purchases of Fund shares to allow dollar-cost averaging. The Fund's Transfer Agent can arrange for an amount of money selected by you to be deducted from your checking account and used to purchase shares of the Fund.

                    Please debit $________ from my checking account (named below on or about the 20th of the month. Please attach an unsigned, voided check.

                    |_| Monthly     |_| Every Alternate Month      |_| Quarterly     |_| Other

BANK OF RECORD:

                    BANK NAME                          STREET ADDRESS OR P.O. BOX


                    CITY STATE                         ZIP CODE


                    BANK ABA NUMBER                    BANK ACCOUNT NUMBER

6. SIGNATURES:      The undersigned warrants that I (we) have full authority and, if a natural person, I (we) am (are) of legal age to purchase shares pursuant to this Account Application, and I (we) have received a current prospectus for the Fund in which I (we) am (are) investing. Under the Interest and Dividend Tax Compliance Act of 1983, the
                    Fund is required to have the following certification:
                    Under penalties of perjury, I certify that:
                    (1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to), and (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

                    NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO
                    BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL
                    REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION
                    REQUIRED TO AUDIT BACKUP WITHHOLDING.


                    SIGNATURE OF APPLICANT                                                                DATE


                    PRINT NAME                                                                    TITLE (IF APPLICABLE)


                    SIGNATURE OF JOINT OWNER                                                              DATE


                    PRINT NAME                                                                    TITLE (IF APPLICABLE)


                    (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                    MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:     THE BOSTON PARTNERS MARKET NEUTRAL FUND
                                                                         THE BOSTON PARTNERS LONG-SHORT EQUITY FUND
                                                                         C/O PFPC INC.
                                                                         P.O. BOX 8852
                                                                         WILMINGTON, DE  19899-8852


                       BOSTON PARTNERS MARKET NEUTRAL FUND

                     BOSTON PARTNERS LONG-SHORT EQUITY FUND

                                (INVESTOR SHARES)
                                       OF
                               THE RBB FUND, INC.

         BOSTON PARTNERS MARKET NEUTRAL FUND (the "Market Neutral Fund") and BOSTON PARTNERS LONG-SHORT EQUITY FUND (the "Long-Short Equity Fund" and, together with the Market Neutral Fund, the "Funds") are investment portfolios of The RBB Fund, Inc. ("RBB" or the "Company"), an open-end management investment company. The shares of the Investor Classes ("Shares") offered by this Prospectus represent interests in the Funds.

         The Market Neutral Fund is a diversified fund that seeks long-term capital appreciation while minimizing exposure to general equity market risk. The Market Neutral Fund seeks a total return greater than the total return of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index(TM). The Market Neutral Fund pursues its objective by taking long positions in stocks identified by Boston Partners Asset Management, L.P. (the "Adviser") as undervalued and short positions in such stocks that the Adviser has identified as overvalued. Generally, the Market Neutral Fund's investments will be invested primarily in securities principally traded in the United States markets.

         The Long-Short Equity Fund is a diversified fund that seeks a total return greater than that of the Standard & Poor's 500 Composite Stock Price Index. The Long-Short Equity Fund pursues its objective by investing a substantial proportion of its net assets in shares of the Market Neutral Fund. The Long-Short Equity Fund also intends to invest in futures contracts, options on futures contracts, equity swap agreements and other investments.

         This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated June 1, 1999, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from RBB by calling (800) 311-9783 or 9829. The Prospectus and the Statement of Additional Information are available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS                                                          JUNE 1, 1999

EXPENSE TABLE

         The following table illustrates the shareholder transaction and annual operating expenses that are estimated to be incurred by Investor Shares of each Fund (after fee waivers and expense reimbursements) during the next twelve months as a percentage of average daily net assets. An example based on each summary is also shown.

SHAREHOLDER TRANSACTION EXPENSES
                                                          MARKET     LONG-SHORT
                                                       NEUTRAL FUND  EQUITY FUND

Maximum Sales Charge Imposed on Purchases..................None          None
Maximum Sales Charge Imposed on Reinvested Dividends.......None          None
Maximum Deferred Sales Charge..............................None          None
Redemption Fee 1...........................................1.00%         1.00%
Exchange Fee...............................................None          None


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees (after waivers)2...........................1.85%         0.00%
12b-1 Fees.................................................0.25%         0.25%
Other Expenses (after waivers and expense reimbursements)..0.65%         2.60%
Total Fund Operating Expenses (after waivers and
         expense reimbursements)2..........................2.75%         2.85%

   1 To prevent the Funds from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Funds will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of the all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by each respective Fund for the benefit of all shareholders.

   2 In the absence of fee waivers and expense reimbursements, Management Fees would be 2.25% and 0.10%, Other Expenses would be 0.78% and 3.15%, and Total Fund Operating Expenses would be 3.28% and 3.50% with respect to the Market Neutral and Long-Short Equity Funds, respectively. Management Fees are each based on average daily net assets and are calculated daily and paid monthly. "Other Expenses" and "Total Fund Operating Expenses" do not include short-sale dividends, as defined below under "Management - Expenses" (estimated at 0.45% and 0.45% for the current fiscal year with respect to the Market Neutral Fund and Long-Short Equity Fund, respectively).

EXAMPLE

         An investor would pay the following expenses on a $1,000 investment in the Funds, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                            ONE           THREE
                                                            YEAR          YEARS

INCLUDING THE 1.00% TRANSACTION FEE ON REDEMPTIONS
MADE WITHIN A YEAR OF PURCHASE

Boston Partners Market Neutral Fund                         $38            $85
Boston Partners Long-Short Equity Fund                      $39            $88

EXCLUDING THE 1.00% TRANSACTION FEE ON REDEMPTIONS
MADE WITHIN A YEAR OF PURCHASE

Boston Partners Market Neutral Fund                         $28            $85
Boston Partners Long-Short Equity Fund                      $29            $88

         The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects expense reimbursements and voluntary waivers of Management Fees for the Fund, which are expected to be in effect during the current fiscal year. However, the Adviser and the Fund's other service providers are under no obligation with respect to such expense reimbursements and waivers and there can be no assurance that any future expense reimbursements and waivers of Management Fees will not vary from the figures reflected in the Fee Table.

         The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INTRODUCTION

         RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate seventeen separate investment portfolios. The Shares offered by this Prospectus represent interests in the Boston Partners Market Neutral Fund and the Boston Partners Long-Short Equity Fund. RBB was incorporated in Maryland on February 29, 1988.

INVESTMENT OBJECTIVES AND POLICIES

         The MARKET NEUTRAL FUND is a diversified fund that seeks long-term capital appreciation while minimizing exposure to general equity market risk. The Market Neutral Fund seeks a total return greater than the total return of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index(TM). The term "market neutral" in this instance is used to define a strategy of investing or engaging in transactions in equity securities, while seeking to minimize the impact of movements in the equity markets. The Market Neutral Fund pursues its objective by taking long positions in stocks identified by the Adviser as undervalued and short positions in such stocks that the Adviser has identified as overvalued. The cash proceeds from short sales will be invested in short-term cash instruments to produce a return on such proceeds just below the federal funds rate. Generally, the Market Neutral Fund's investments will be invested primarily in securities principally traded in the United States markets. See "Risk Factors -- Short Sales" below. By taking long and short positions in different stocks with similar characteristics, the Fund attempts to minimize the effect of general stock market movements on the Fund's performance. The Adviser will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund seeks to construct a portfolio that has minimal net exposure to the U.S. equity market generally and low to neutral exposure to specific industries, specific capitalization ranges (e.g., large cap, mid cap and small cap) and certain other factors.

         Although the Market Neutral Fund's investment strategy seeks to minimize the risk associated with investing in the equity market, an investment in the Market Neutral Fund will be subject to the risk of poor stock selection by the Adviser. In other words, the Adviser may not be successful in executing its strategy of taking long positions in stocks that outperform the market and short positions in stocks that underperform the market. Further, since the Adviser will manage both a long and a short portfolio, an investment in the Market Neutral Fund will involve the risk that the Adviser may make more poor investment decisions than an adviser of a typical stock mutual fund with only a long portfolio may make. An investment in one-month U.S. Treasury Bills is different from an investment in the Market Neutral Fund because Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return and investors in Treasury Bills do not bear the risk of losing their investment.

         To meet margin requirements, redemptions or pending investments, the Market Neutral Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government (e.g., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (i.e., rated at least "A-2" or "AA" by Standard & Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's")) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Adviser to be of comparable quality to any of the foregoing.

         The Market Neutral Fund's long and short positions may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States as sponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. The ADRs may not necessarily be denominated in the same currency as the foreign securities underlying the ADRs. See "Risk Factors -- Foreign Investments." The Market Neutral Fund may also invest up to 20% of its total assets directly in stocks of foreign issuers.

         The investment objective of the LONG-SHORT EQUITY FUND is to seek a total return greater than that of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). Unlike the Market Neutral Fund, the adviser does not seek to minimize the effects of movements in the general equity markets, but rather, to use futures and other instruments in an attempt to take advantage of market movements. The Fund seeks to achieve its objective by investing in Institutional Shares of the Market Neutral Fund while simultaneously utilizing S&P 500 Index futures, options on S&P 500 Index futures and equity swap contracts to gain exposure to the equity market as measured by the S&P 500 Index. See "Investment Objectives and Policies -- Market Neutral Fund" and "Risk Factors -- S&P 500 Index Futures and Related Options" and "-- Equity Swap Contracts" below. The Long-Short Equity Fund has obtained from the Securities and Exchange Commission ("SEC") an exemptive order allowing it to invest without limit in the Market Neutral Fund. Under normal market conditions, the Long-Short Equity Fund will invest at least 65% of the value of its total assets in U.S. equity securities (which include shares of the Market Neutral
Fund). Once the Fund has indirectly acquired a long and short portfolio indirectly through the purchase of Institutional Shares of the Market Neutral Fund, the Adviser will purchase S&P 500 Index futures, options on S&P 500 Index futures and equity swap contracts in an amount approximately equal to the net asset value of the Long-Short Equity Fund in order to gain full net exposure to the U.S. equity market as measured by the S&P 500 Index. The Long-Short Equity Fund may assume higher risks of adverse changes in the general equity markets through the use of futures, options on futures and equity swap contracts than if the Fund invested directly in securities listed on the S&P 500 Index.

         The S&P 500 Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative values to the stocks included in the index, weighted according to each stock's total market value relative to the total market value of the other stocks included in such index.

         To meet margin requirements, redemptions or pending investments, the Long-Short Equity Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government (e.g., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (i.e., rated at least "A-2" or "AA" by S&P or Prime 2 or "Aa" by Moody's) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Adviser to be of comparable quality to any of the foregoing.

         The Long-Short Equity Fund's long and short positions, taken indirectly through investment in the Market Neutral Fund, may involve (without limit) equity securities of foreign issuers that are traded in the markets of the United States as ADRs, which are described above under "Market Neutral Fund." See "Risk Factors -- Foreign Investments." The Fund may also invest up to 20% of its total assets directly in stocks of foreign issuers.

         In a typical stock mutual fund the investment adviser attempts to earn an excess return (return above market return) or "alpha" by identifying and purchasing undervalued stocks. However, there is another "alpha" possibility -- identifying and selling short overvalued stocks. The term "double alpha" refers to these two potential sources of alpha: one from correctly identifying undervalued stocks and one from correctly identifying overvalued stocks. The market neutral strategy employed directly by the Market Neutral Fund and indirectly by the Long-Short Equity Fund (through investment in shares of the Market Neutral Fund) seeks to capture both alphas. The Long-Short Equity Fund also seeks to replicate the market (and incurs additional cost and expense risk) by investing in S&P 500 Index instruments.

         While the Adviser intends to fully invest each Fund's assets at all times in accordance with the above-mentioned policies, each Fund reserves the right to hold up to 100% of its respective assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser would determine when market conditions warrant temporary defensive measures.

         Each Fund's investment objective and the policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in such Fund.


INVESTMENT LIMITATIONS

         The Funds may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

         Neither Fund may borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of such Fund's total assets at the time of such borrowing. Neither Fund will purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Funds' investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

         If a percentage restriction under one of the Funds' investment policies or restrictions or the use of assets is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation (except with respect to any restrictions that may apply to the holding of illiquid securities or borrowings or senior securities issued by the Fund).


                                  RISK FACTORS

         SPECIAL RISKS AND OTHER CONSIDERATIONS RELATING TO THE LONG-SHORT EQUITY FUND. Because the Long-Short Equity Fund may invest up to 100% of its assets in shares of the Market Neutral Fund and other investment companies (such as money market funds for cash-management purposes), the expenses associated with investing in the Long-Short Equity Fund may be higher than those associated with a portfolio that directly invests in securities that are not themselves investment companies. An investor in the Long-Short Equity Fund will incur a proportionate share of the expenses of that Fund, as well as a proportionate share of expenses of the Market Neutral Fund and unaffiliated investment companies in which the Long-Short Equity Fund invests (collectively, the "Underlying Funds"). Investors in the Long-Short Equity Fund should realize that they can invest directly in the Underlying Funds.

         The Long-Short Equity Fund will seek to avoid duplicative fees and the layering of expenses to the extent practicable. The Fund will generally invest in the Institutional Shares of the Market Neutral Fund, which are offered to the Fund with no sales or redemption charges or distribution fees; however, the Fund may invest in shares of other investment companies (such as money market funds for cash management purposes) which may be offered with sales or redemption charges or distribution fees. The management fees payable to the Adviser under the Long-Short Equity Fund's advisory contract are for services that are in addition to, rather than duplicative of, services provided under the advisory contract for any Underlying Funds in which the Long-Short Equity Fund invests. The administration, custody and transfer agency fees borne by the Long-Short Equity Fund are also for services that are in addition to, and not duplicative of, services provided to the Underlying Funds. In addition, the distribution fees relating to Investor Shares of the Long-Short Equity Fund, when aggregated with any distribution or shareholder servicing fees paid by the Fund in connection with its investments in underlying funds will not exceed applicable NASD limits.

         As a fund that may invest a substantial portion of its assets in other investment companies, the Long-Short Equity Fund will be subject to certain investment risks. The Fund's performance is directly related to the performance of the Market Neutral Fund and the futures, options on futures and equity swap contracts in which it invests. Accordingly, the ability of the Long-Short Equity Fund to meet its investment objective is directly related to the skill of the Adviser and the ability of the Underlying Funds to meet their objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

         From time to time, the Market Neutral Fund may experience relatively large purchases or redemptions due to asset allocation decisions made by the Adviser in managing the Long-Short Equity Fund and other client accounts. These transactions may have a material effect on the

Market Neutral Fund. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Market Neutral Fund to the extent that it may be required to sell securities at times when it would not otherwise do so or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of securities, and such sales may also increase transaction costs. The Adviser is committed to minimizing the impact of these transactions on the Market Neutral Fund to the extent it is consistent with pursuing the Long-Short Equity Fund's investment objective and will monitor the impact of the Long-Short Equity Fund's asset allocation decisions on the Market Neutral Fund.

         INVESTMENT RISKS. The value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting each Fund's portfolio. As of the date of this Prospectus, U.S. stock markets were trading at historically high levels and there can be no guarantee that such levels will continue. Investment in Shares of the Funds is more volatile and risky than some other forms of investment. In addition, if the Adviser takes long positions in stocks that decline or short positions in stocks that increase in value, then the losses of the Market Neutral Fund and Long-Short Equity Fund may exceed those of other stock mutual funds that hold long positions only. These losses may be magnified in the Long-Short Equity Fund through the unsuccessful use of futures, options on futures and equity swap contracts.

         SHORT SALES. When the Adviser anticipates that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. A Fund will realize a gain if there is a decline in price of the security between those dates, which decline exceeds the costs of the borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited since it is directly tied to the maximum attainable price of the security less the price at which the security was sold. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them. The Funds will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 100% of the value of a Fund's net assets.

         S&P 500 INDEX FUTURES AND RELATED OPTIONS (LONG-SHORT EQUITY FUND
ONLY). An S&P 500 Index Future contract (an "Index Future") is a contract to buy or sell an integral number of units of the S&P 500 Index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the S&P 500 Index. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in the S&P 500 Index. An option on an Index Future gives the purchaser the right, in return for the premium paid, to assume a long or a short position in an Index Future. The Long-Short Equity

Fund will realize a loss if the value of the S&P 500 Index declines between the time the Fund purchases an Index Future or an option transaction in which the Fund has assumed a long position and may realize a gain if the value of the S&P 500 Index rises between such dates.

         The Long-Short Equity Fund may close out a futures contract purchase by entering into a futures contract sale. This sale will terminate the Fund's position in the futures contract. Positions in Index Futures may be closed out by the Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time. The liquidity of the market in futures contracts could be adversely affected by "daily price fluctuation limits" established by the relevant futures exchange which limit the amount of fluctuation in the price of an Index Future during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit. In such event, it may not be possible for the Fund to close its futures contract purchase, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin (payments to and from a broker made on a daily basis as the price of the Index Future fluctuates). The futures market may also attract more speculators than does the securities market, because deposit requirements in the futures market are less onerous than margin requirements in the securities market. Increased participation by speculators in the futures market may also cause price distortions.

         Further, when the Long-Short Equity Fund purchases an Index Future, it is required to maintain, at all times while an Index Future is held by the Fund, cash, U.S. Government securities or other liquid securities in an amount which, together with the initial margin deposit on the futures contract, is equal to the current value of the futures contract.

         EQUITY SWAP CONTRACTS (LONG-SHORT EQUITY FUND ONLY). In an equity swap contract, the counterparty generally agrees to pay the Long-Short Equity Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the basket of stocks comprising the S&P 500 Index, plus the dividends that would have been received on those stocks. The Long-Short Equity Fund agrees to pay to the counterparty a floating rate of interest (typically the London Inter Bank Offered Rate) on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index (as if the Fund had invested the notional amount in stocks comprising the S&P 500 Index) less the interest paid by the Fund on the notional amount. Therefore, the Fund will generally realize a loss if the value of the S&P 500 Index declines and will generally realize a gain if the value of the S&P 500 Index rises. The Fund will enter into equity swap contracts only on a net basis, I.E., where the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of any payments. If there is a default by the counterparty to an equity swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction.

         There is no assurance that the equity swap contract counterparties will be able to meet their obligations or that, in the event of default, the Long-Short Equity Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to these contracts. The Adviser will closely monitor the credit of equity swap contract counterparties to seek to minimize this risk.

         The Long-Short Equity Fund will not enter into any equity swap contract unless, at the time of entering into such transaction, the unsecured senior debt of the counterparty is rated at least A by Moody's or S&P. In addition, the staff of the SEC considers equity swap contracts to be illiquid securities. Consequently, as long as the staff maintains this position, the Fund will not invest in equity swap contracts if, as a result of the investment, the total value of such investments together with that of all other illiquid securities which the Fund owns would exceed 15% of the Fund's net assets.

         The net amount of the excess, if any, of the Long-Short Equity Fund's obligations over its entitlement with respect to each equity swap contract will be accrued on a daily basis, and an amount of cash, U.S. Government Securities or other liquid securities having an aggregate market value at least equal to the accrued excess will be maintained in a segregated account. The Fund does not believe that the Fund's obligations under equity swap contracts are senior securities within the meaning of the 1940 Act, so long as such a segregated account is maintained, and accordingly, the Fund will not treat them as being subject to its borrowing restrictions.

         FOREIGN INVESTMENTS. Investing in foreign companies may involve additional risks and considerations which are not typically associated with investing in U.S. companies. Since stocks of foreign companies are normally denominated in foreign currencies, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

         As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, comparable information may not be readily available about certain foreign companies. Some securities of foreign companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

         GENERAL. Investment methods described in this Prospectus are among those which the Funds have the power to utilize. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.


                         ADDITIONAL INVESTMENT POLICIES

         This section describes certain additional investment policies that may be employed by each Fund. Investment policies are described in more detail in the Statement of Additional Information.

         TEMPORARY INVESTMENTS. For defensive purposes or during temporary periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, each Fund may reduce its holdings in equity and other securities and invest up to 100% of its assets in cash or certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) interest-bearing instruments or deposits of United States and foreign issuers. Such investments may include, but are not limited to, commercial paper, certificates of deposit, variable or floating rate notes, bankers' acceptances, time deposits, government securities and money market deposit accounts. See Statement of Additional Information, "Common Investment Policies -- Temporary Investments." To the extent permitted by their investment objectives and policies, the Funds may hold cash or cash equivalents pending investment.

         BORROWING. A Fund may borrow up to 33 1/3 percent of its total assets without obtaining shareholder approval. The Adviser intends to borrow, or to engage in reverse repurchase agreements, only for temporary or emergency purposes. See Statement of Additional Information, "Common Investment Policies -- All Funds -- Reverse Repurchase Agreements" and "-- Borrowing."

         LENDING OF PORTFOLIO SECURITIES. Each Fund may also lend its portfolio securities to financial institutions against collateral consisting of cash, U.S. Government securities or irrevocable bank letters of credit, which are equal at all times to at least 102% of the value of the securities loaned. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund's securities will be fully collateralized and marked to market daily. A Fund may not make loans in excess of 33 1/3% of the value of its total assets (including the loan collateral).

         RULE 144A SECURITIES. Rule 144A securities are securities which are restricted as to resale to the general public, but which may be resold to qualified institutional buyers. A Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of each Fund's 15% limitation on purchase of illiquid securities as described below, Rule 144A securities will not be considered to be illiquid if the Adviser has determined them to be liquid pursuant to guidelines established by the Company's Board of Directors.

         REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attempted enforcement.

         ILLIQUID SECURITIES. Each Fund may purchase "illiquid securities", defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued such securities, so long as no more than 15% of a Fund's net assets would be invested in such illiquid securities after giving effect to a purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a Fund may be forced to sell them at a discount from the last offer price.

         INVESTMENT COMPANIES. The Market Neutral Fund may invest in securities issued by unaffiliated investment companies to the extent permitted by the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including management fees. These expenses would be in addition to the management fees and other expenses that the Fund bears directly in connection with its own operations.

     The 1940 Act generally permits the Long-Short Equity Fund to invest without limitation in other investment companies that are part of the same "group of investment companies" (as defined in the 1940 Act), provided certain limitations are observed. Generally, these limitations require that the Fund (a) limit its investments to shares of other investment companies that are part of the same "group of investment companies," Government securities and short-term paper; (b) observe certain limitations on the amount of sales loads and distribution-related fees that are borne directly and indirectly by its shareholders; and (c) not invest in other investment companies structured as "funds of funds." An exemptive order issued by the SEC permits the Long-Short Equity Fund to hold investments other than those identified above, including domestic and foreign equity and fixed income securities, S&P 500 Index futures and related options, equity swap contracts and shares of investment companies (for cash management purposes).

         PORTFOLIO TURNOVER. The Adviser will effect portfolio transactions in each Fund without regard to holding periods if, in its judgment, such transactions are advisable in light of general market, economic or financial conditions. The annual portfolio turnover rate for each of the Market Neutral Fund and the Long-Short Equity Fund is not expected to exceed 200%. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (100% or more) will generally result in higher transaction costs to a Fund and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income. The amount of portfolio activity will not be a limiting factor when making portfolio decisions. See the Statement of Additional Information, "Portfolio Transactions" and "Taxes."

         AMERICAN DEPOSITORY RECEIPTS. Each Fund may invest in ADRs. ADRs are typically issued by a U.S. bank or trust evidencing ownership of the underlying foreign securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. ADRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities. ADRs may be denominated in U.S. dollars although the underlying securities may be denominated in a foreign currency. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Certain of these risks are described above under "Foreign Investments."

         YEAR 2000. As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Adviser and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This possibility is commonly known as the Year 2000 or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds. The Y2K problem could have a negative impact on the issuers of securities in which the Funds invest, which could hurt the Funds' investment returns.

         The Statement of Additional Information contains additional investment policies and strategies of the Funds.

MANAGEMENT

BOARD OF DIRECTORS

         The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

         Boston Partners Asset Management, L.P., located at 28 State Street, 21st Floor, Boston, Massachusetts 02109, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of ____, 1999 in excess of $ billion. The adviser is organized as a Delaware limited partnership whose sole general partner is Boston Partners, Inc., a Delaware corporation.

         Subject to the supervision and direction of the Company's Board of Directors, the Adviser manages each Fund's portfolio in accordance with that Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Funds, the Adviser is paid a monthly advisory fee computed at an annual rate of 2.25% and 0.10% of the Market Neutral Fund's and Long-Short Equity Fund's respective average daily net assets. The Adviser has notified RBB, however, that it intends to waive advisory fees in excess of 1.85% and 0.00% during the current fiscal year with respect to the Market Neutral Fund and the Long-Short Equity Fund, respectively.

PORTFOLIO MANAGEMENT

         The day-to-day portfolio management of each Fund is the responsibility of Edmund D. Kellogg, subject to the supervision of Harry J. Rosenbluth. Both Mr. Kellogg and Mr. Rosenbluth are portfolio managers employed by the Adviser. Previously, Mr. Kellogg was a portfolio manager/analyst for a similar limited partnership private investment fund and a separate account of the Adviser. Before joining the Adviser in 1996, Mr. Kellogg was employed by The Keystone Group since 1991, where he was a portfolio manager and analyst managing institutional separate accounts. Mr. Kellogg has over 21 years of investment experience and is a Chartered Financial Analyst. Mr. Rosenbluth oversees other institutional accounts of the Adviser and manages a $2.2 billion all-capitalization value equity institutional separate account product. Prior to joining the Adviser in 1995, Mr. Rosenbluth was employed by The Boston Company Asset Management since 1981 as a senior portfolio manager. Mr. Rosenbluth has over 17 years of investment experience and is a Chartered Financial Analyst.

ADMINISTRATOR

         PFPC Inc. ("PFPC") serves as administrator to the Funds and generally assists each Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC receives a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis.

DISTRIBUTOR

         Provident Distributors, Inc. ("PDI"), with a principal business address at Four Falls Corporate Center, West Conshohocken, Pennsylvania 19428, acts as distributor for the Funds' shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

         PFPC Trust Company, an indirect wholly-owned subsidiary of PNC Bank Corp., serves as the Funds' custodian pursuant to an agreement with PNC Bank, N.A. ("PNC Bank"), as assigned to PFPC Trust Company. PNC Bank continues to provide certain services to PFPC Trust Company. PFPC serves as the Fund's transfer agent and dividend disbursing agent. The principal offices of PFPC are located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC may enter into shareholders servicing agreements with registered broker-dealers who have entered into dealer agreements with the Distributor ("Authorized Dealers") for the provision of certain shareholder support services to customers of such Authorized Dealers who are shareholders of the Funds. The services provided and the fees payable by the Funds for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

         The expenses of each Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. The Investor Class of each Fund pays its own distribution fees, and may pay a different share of expenses than the Institutional Class (excluding advisory and custodial fees), if those expenses are actually incurred in a different amount by the Investor Class or if it receives different services.

         Dividends declared on securities which the Market Neutral Fund has sold short ("short-sale dividends") generally reduce the market value of the securities by the amount of the dividend declared--thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short. For accounting purposes, short-sale dividends are treated as an expense, and increase the Fund's total expense ratio, although no cash is received or paid by the Fund. This can indirectly affect the Long-Short Equity Fund to the extent that it is invested in the Market Neutral Fund.

         The Adviser may assume expenses of each Fund from time to time. To the extent any service providers assume expenses of the Funds, such assumption of expenses will have the effect of lowering the Funds' overall expense ratio and increasing its yield to investors.


DISTRIBUTION OF SHARES


         The Board of Directors of RBB has approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from each Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by RBB's Board of Directors and by the Distributor. The Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee.

         Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares,
(ii) ongoing servicing and/or maintenance of the accounts of Shareholders, and
(iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund's 12b-1 Plan. The Distributor may delegate some or all of these functions to Service Agents. See "How to Purchase Shares Purchases Through Intermediaries."

         The Plan obligates each Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Agreement. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

PURCHASES THROUGH INTERMEDIARIES

         Shares of each Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, "Service Organizations"). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Funds. Therefore, a client or customer should contact the Service Organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing his accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Funds in accordance with their agreements with the Funds and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Funds or their respective agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than a particular Fund's pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. Each Fund will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order. Orders received by a Fund in good order will be priced at the Fund's net asset value next computed after they are accepted by the Service Organization or its authorized designee.

         For administration, subaccounting, transfer agency and/or other services, Boston Partners, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee of up to .35% (the "Service Fee") of the average annual value of accounts with each Fund maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

         The Adviser, the Distributor or either of their affiliates may, at their own expense, provide promotional incentives for qualified recipients who support the sale of Shares, consisting of securities dealers who have sold Shares or others, including banks and other financial institutions, under special arrangements. Incentives may include opportunities to attend business meetings, conferences, sales or training programs for recipients, employees or clients and other programs or events and may also include opportunities to participate in advertising or sales campaigns and/or shareholder services and programs regarding one or more Boston Partners Funds. Travel, meals and lodging may also be paid in connection with these promotional activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Shares.


HOW TO PURCHASE SHARES

GENERAL

         Shares representing an interest in the Funds are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Funds' transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Market Neutral Fund" or "The Boston Partners Long-Short Equity Fund," as appropriate, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, either Boston Partners Market Neutral Fund or Boston Partners Long-Short Equity Fund, must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of either the Boston Partners Market Neutral Fund or the Boston Partners Long-Short Equity Fund with a check issued by a third party and endorsed over to either such Fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $2,500 and subsequent investments must be at least $100. Each Fund reserves the right to suspend the offering of its Shares for a period of time or to reject any purchase order.

         Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.

         The price paid for Shares purchased is based on the net asset value next computed after a purchase order is received in good order by a Fund or its agents. Orders received by a Fund or its agents prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at that Business Day's net asset value. Orders received by a Fund or its agents after its close of the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

         Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Funds do not currently impose a service charge for effecting wire transfers but reserve the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:

         A. Telephone the Funds' transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

         B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PFPC Trust Company:

                       PFPC Trust Company
                       Philadelphia, PA 19103
                       ABA NUMBER: 0310-0005-3
                       CREDITING ACCOUNT NUMBER: 86-1108-2507
                       FROM: (name of investor)
                       ACCOUNT NUMBER: (Investor's account number with the Fund) FOR PURCHASE OF: (name of the Fund)
                       AMOUNT: (amount to be invested)

         C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

         For subsequent investments, an investor should follow steps A and B above.

AUTOMATIC INVESTING

         Additional investments in Shares may be made automatically by authorizing the Funds' transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call the Funds' transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.

RETIREMENT PLANS

         Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PFPC Trust Company acts as custodian. For further information as to applications and annual fees, contact the Funds' transfer agent, PFPC, at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax advisor.


HOW TO REDEEM AND EXCHANGE SHARES

REDEMPTION BY MAIL

         Shareholders may redeem for cash some or all of their Shares of a Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Market Neutral

Fund or Boston Partners Long-Short Equity Fund, as appropriate, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption, unless the Shareholder has held his or her Shares for less than one year, upon which a fee equal to 1% of the net asset value of the Shares redeemed at the time of redemption will be imposed.

         A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "Exchange Privilege."

         Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Funds' transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

SYSTEMATIC WITHDRAWAL PLAN

         If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to PFPC at P.O. Box 8852, Wilmington, Delaware 19899-8852. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price, which is net asset value next determined after a Fund's receipt of a redemption request. Redemption of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a redemption to make a withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

         You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction showing the sources of the payment and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by a Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Funds' transfer agent at least seven Business Days prior to the end of the month preceding a scheduled payment.

TRANSACTION FEE IMPOSED ON CERTAIN REDEMPTIONS

         Each Fund requires the payment of a transaction fee on redemptions of Shares of such Fund held for less than one year equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. This additional transaction fee is paid to the particular Fund, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when a Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in a Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.00% amount represents the Funds' estimate of the brokerage and other transaction costs which may be incurred by a Fund in disposing of stocks in which such Fund may invest. Without the additional transaction fee, each Fund would generally be selling its shares at a price less than the cost to the Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Fund. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions.

INVOLUNTARY REDEMPTION

         Each Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed. In such cases, neither Fund will impose the 1% transaction fee.

PAYMENT OF REDEMPTION PROCEEDS

         With the exception of redemptions to which the 1.00% transaction fee applies, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by a Fund or its agents. For redemptions to which the additional transaction fee applies, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by a Fund or its agents, less an amount equal to 1.00% of the net asset value of such Shares redeemed that the shareholder has held for less than one year. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the 1940 Act. If the Shares to be redeemed have been recently purchased by check, the Funds' transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

         The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of either Fund for Investor Shares of another Boston Partners Fund up to six (6) times per year. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Fund exchanged for next determined after PFPC's receipt of a request for an exchange. An exchange of shares held for less than one-year (with the exception of shares purchased through dividend reinvestment or the reinvestment of capital gains) will be subject to the 1.00% transaction fee. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.

         If the exchanging shareholder does not currently own Investor Shares of any other Boston Partners Fund of RBB, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program
(MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

         If an exchange is to a new account in an RBB Fund advised by Boston Partners, the dollar value of Investor Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

         The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of a Fund and increase transaction costs, each Fund has established a policy of limiting excessive exchange activity.

         Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from a Fund during any twelve-month period. Notwithstanding these limitations, each Fund reserves the right to reject any purchase request (including exchange purchases from an RBB Fund advised by Boston Partners) that is deemed to be disruptive to efficient portfolio management.

TELEPHONE TRANSACTIONS

         In order to request a telephone exchange or redemption, a shareholder must have completed and returned an account application containing a telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Funds, the Distributor, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         RBB's telephone transaction procedures include the following measures:
(1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information;
(4) permitting exchanges only if the two account registrations are identical;
(5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if a Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.


NET ASSET VALUE

         The net asset value for each class of a Fund is calculated by adding the value of the proportionate interest of the class in a Fund's cash, securities and other assets, deducting actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value of each class is calculated independently of each other class. The net asset values are calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time on each Business Day.

         Valuation of securities held by a Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ

National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

         With the approval of RBB's Board of Directors, a Fund may use a pricing service, bank or broker-dealer experienced in such matters to value such Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS

         Each Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

         Each Fund will declare and pay dividends from net investment income annually. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.


TAXES

         The following discussion is only a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in each Fund should consult their tax advisers with specific reference to their own tax situation.

         Each Fund will elect to be taxed as a regulated investment company for federal income tax purposes. So long as each Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders. Each Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal income or excise tax.

         Fund distributions to shareholders, unless otherwise exempt, will be taxable (except distributions that are treated for federal income tax purposes as a return of capital) regardless of whether the distributions are received in cash or reinvested in additional shares. Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of a Fund will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares. All other taxable distributions are taxed to shareholders as ordinary income.

         RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, if such dividends are paid during January of the following year.

         Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

         Shareholders who sell or redeem shares, or exchange shares representing interests in one Fund for shares representing interests in another Fund, will generally recognize capital gain or loss for federal income tax purposes. The gain or loss will be long-term capital gain or loss if the shares have been held for more than twelve months, and short-term otherwise, except that a loss on shares held six months or less will be treated as long-term capital loss to the extent of any capital gains distribution received on the shares.

         Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships are generally subject to different U.S. Federal income tax treatment from that described above. In particular, such shareholders will generally not be subject to U.S. federal income tax on capital gains on or with respect to their shares, and other distributions to them will be subject to 30% withholding tax unless such tax is reduced or eliminated under an applicable tax treaty.


MULTI-CLASS STRUCTURE

         Each Fund offers one other class of shares, Institutional Shares, which are offered directly to institutional investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in a Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Funds will quote performance of the Institutional Shares separately from Investor Shares. Because of different expenses paid by the Investor Shares, the total return on such shares can be expected, at any time, to be different than the total return on Institutional Shares. Information concerning other classes may be obtained by calling the Funds at (800) 311-9783 or 9829.


DESCRIPTION OF SHARES

         RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which ___ billion shares are currently classified into __ different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."

         THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BOSTON PARTNERS MARKET NEUTRAL FUND AND BOSTON PARTNERS LONG-SHORT EQUITY FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE BOSTON PARTNERS MARKET NEUTRAL FUND OR BOSTON PARTNERS LONG-SHORT EQUITY FUND.

         Each share that represents an interest in a Fund has an equal proportionate interest in the assets belonging to that Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in such Fund. Shares of a Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

         RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         Holders of Shares of a Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of a Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Company may elect all of the directors.

         As of April 30, 1999, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.


OTHER INFORMATION

REPORTS AND INQUIRIES

         Shareholders will receive unaudited semi-annual reports describing each Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC Inc., the Funds' transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

         In the interest of economy and convenience, physical certificates representing Shares in the Funds are not normally issued.

FUTURE PERFORMANCE INFORMATION

         From time to time, each Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of such Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. Each Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, a Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Salomon Smith Barney U.S. 1-Month Treasury Bill Index(TM), with respect to the Market Neutral Fund, or the S&P 500, with respect to the Long-Short Equity Fund. Performance information may also include evaluation of the Funds by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE, INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                   TABLE OF CONTENTS
                                                 PAGE

INTRODUCTION......................................  4
INVESTMENT OBJECTIVES AND POLICIES................  4
INVESTMENT LIMITATIONS............................  7
RISK FACTORS......................................  8
MANAGEMENT........................................  8
DISTRIBUTION OF SHARES............................ 10
HOW TO PURCHASE SHARES............................ 11
HOW TO REDEEM AND EXCHANGE SHARES................. 13
NET ASSET VALUE................................... 17
DIVIDENDS AND DISTRIBUTIONS....................... 17
TAXES    ......................................... 18
MULTI-CLASS STRUCTURE............................. 19
DESCRIPTION OF SHARES............................. 19
OTHER INFORMATION................................. 20


INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PFPC Trust Company
Wilmington, Delaware

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania



PROSPECTUS

June 1, 1999


                                 BOSTON PARTNERS
                               MARKET NEUTRAL FUND

                                 BOSTON PARTNERS
                             LONG--SHORT EQUITY FUND

                                (Investor Shares)

BP

BOSTON PARTNERS ASSET
       MANAGEMENT, L.P.


BOSTON PARTNERS MARKET NEUTRAL FUND

BP

BOSTON PARTNERS LONG-SHORT EQUITY FUND
       (Investor Shares)

BOSTON PARTNERS ASSET MANAGEMENT, L.P.

ACCOUNT APPLICATION
PLEASE NOTE: Do not use this form to open a retirement plan account. For an IRA application or help with this Application, please call 1-888-261-4073

                    (Please check the appropriate box(es) below.)
1. ACCOUNT REGISTRATION       |_|  Individual    |_|  Joint Tenant    |_|  Other

                    Name               SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

                    NAME OF JOINT OWNER           JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #

For joint accounts, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

GIFT TO MINOR:      |_|  UNIFORM GIFTS/TRANSFER TO MINOR'S ACT

                    NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                    NAME OF MINOR (ONLY ONE PERMITTED)

                    MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH


CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:    NAME OF CORPORATION, PARTNERSHIP, OR OTHER                            NAME(S) OF TRUSTEE(S)


                    TAXPAYER IDENTIFICATION NUMBER


2. MAILING ADDRESS: STREET OR P.O. BOX AND/OR APARTMENT NUMBER

                    CITY                                                                  STATE             ZIP CODE

                    DAY PHONE NUMBER                                                      EVENING PHONE NUMBER


3. INVESTMENT INFORMATION:
                    Minimum initial investment of $100,000            Amount of investment $____________

                    Make the check payable to Boston Partners Market Neutral Fund or Boston Partners Long-Short Equity Fund
                    (as appropriate).

                    Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.

DISTRIBUTION        NOTE:  Dividends and capital gains may be reinvested or paid by check. If no options are selected
OPTIONS:            below, both dividends and capital gains will be reinvested in additional Fund shares.

                    DIVIDENDS |_|    Pay by check |_|    Reinvest |_|     CAPITAL GAINS |_|    Pay by check |_|    Reinvest   |_|


4. TELEPHONE REDEMPTION:
                    To use this option, you must initial the appropriate line below.
                    I authorize the Transfer Agent to accept instructions from any persons to redeem or exchange shares in my account(s) by telephone in accordance with the procedures and conditions set forth in the Fund's current prospectus.

                                                                                Redeem shares, and send the proceeds to the
                           individual initial            joint initial          address of record.

                                      -32-


                                                                                Exchange shares for shares of The Boston
                           individual initial             joint initial         Partners Large Cap Value Fund, Boston Partners
                                                                                Mid Cap Value Fund, Boston Partners Micro Cap Fund
                                                                                or Boston Partners Bond Fund.

5.   AUTOMATIC INVESTMENT PLAN:
                    The Account Investment Plan which is available to shareholders of the Fund, makes possible regularly scheduled purchases of Fund shares to allow dollar-cost averaging. The Fund's Transfer Agent can arrange for an amount of money selected by you to be deducted from your checking account and used to purchase shares of the Fund.

                    Please debit $________ from my checking account (named below on or about the 20th of the month. Please attach an unsigned, voided check.

                    |_| Monthly     |_| Every Alternate Month      |_| Quarterly     |_| Other

BANK OF RECORD:

                    BANK NAME                          STREET ADDRESS OR P.O. BOX


                    CITY STATE                         ZIP CODE


                    BANK ABA NUMBER                    BANK ACCOUNT NUMBER

6. SIGNATURES:      The undersigned warrants that I (we) have full authority and, if a natural person, I (we) am (are) of legal age to purchase shares pursuant to this Account Application, and I (we) have received a current prospectus for the Fund in which I (we) am (are) investing. Under the Interest and Dividend Tax Compliance Act of 1983, the
                    Fund is required to have the following certification:
                    Under penalties of perjury, I certify that:
                    (1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to), and (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

                    NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO
                    BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL
                    REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION
                    REQUIRED TO AUDIT BACKUP WITHHOLDING.


                    SIGNATURE OF APPLICANT                                                                DATE


                    PRINT NAME                                                                    TITLE (IF APPLICABLE)


                    SIGNATURE OF JOINT OWNER                                                              DATE


                    PRINT NAME                                                                    TITLE (IF APPLICABLE)


                    (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                    MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:     THE BOSTON PARTNERS MARKET NEUTRAL FUND
                                                                         THE BOSTON PARTNERS LONG-SHORT EQUITY FUND
                                                                         C/O PFPC INC.
                                                                         P.O. BOX 8852
                                                                         WILMINGTON, DE  19899-8852

                                      -33-

                       BOSTON PARTNERS MARKET NEUTRAL FUND

                     BOSTON PARTNERS LONG-SHORT EQUITY FUND

                      (INSTITUTIONAL AND INVESTOR CLASSES)

                                       OF

                               THE RBB FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

         This Statement of Additional Information provides supplementary information pertaining to shares of the Investor and Institutional Classes (the "Shares") representing interests in the Boston Partners Market Neutral Fund (the "Market Neutral Fund") and the Boston Partners Long-Short Equity Fund (the "Long-Short Equity Fund," and, together with the Market Neutral Fund, the "Funds") of The RBB Fund, Inc. ("RBB" or the "Company"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Boston Partners Market Neutral Fund and Boston Partners Long-Short Equity Fund Prospectuses, dated June 1, 1999 (together, the "Prospectus"). A copy of any of the Prospectuses may be obtained from RBB by calling toll-free (800) 311-9783 or 9829. This Statement of Additional Information is dated June 1, 1999.

                                    CONTENTS

                                                                           PAGE

General....................................................................
Investment Objectives and Policies.........................................
Directors and Officers.....................................................
Investment Advisory, Distribution
  and Servicing Arrangements...............................................
Portfolio Transactions.....................................................
Purchase and Redemption Information........................................
Valuation of Shares........................................................
Performance and Yield Information..........................................
Taxes......................................................................
Additional Information Concerning RBB Shares...............................
Miscellaneous..............................................................
Financial Statements.......................................................
Appendix A.................................................................

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


         The RBB Fund, Inc. ("RBB") is an open-end management investment company currently operating or proposing to operate seventeen separate investment portfolios. RBB was organized as a Maryland corporation on February 29, 1988.

         Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

COMMON INVESTMENT POLICIES -- MARKET NEUTRAL FUND AND LONG-SHORT EQUITY FUND

         The following supplements the information contained in the Prospectus concerning the investment objectives and policies of, and techniques used by the Funds.

         TEMPORARY INVESTMENTS. The short-term and medium-term debt securities in which a Fund may invest for temporary defensive purposes consist of: (a) obligations of the United States or foreign governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. and foreign corporations; and (e) repurchase agreements with banks and broker-dealers with respect to such securities.

         REPURCHASE AGREEMENTS. Each Fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). Such Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose a Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which a Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Fund's adviser. A Fund's adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Fund's adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Fund's adviser will mark-to-market daily the value of the securities. There are no percentage limits on a Fund's ability to enter into repurchase agreements. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser). Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to such Fund's agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities, and a Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. The Funds do not presently intend to invest more than 5% of net assets in reverse repurchase agreements.

         ILLIQUID SECURITIES. Each Fund does not presently intend to invest more than 15% of its net assets in illiquid securities (including repurchase agreements which have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Such securities may include, among other things, equity swaps, loan participations and assignments, options purchased in the over-the-counter markets, repurchase agreements maturing in more than seven days, structured notes and restricted securities other than Rule 144A securities that the Adviser has determined are liquid pursuant to guidelines established by the Company's Board of Directors. Because of the absence of any liquid trading market currently for these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Fund. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. With respect to each Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

         Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         If otherwise consistent with their investment objectives and policies, the Funds may purchase securities that are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Directors, that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

         The Adviser will monitor the liquidity of restricted securities in a Fund under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Where there are no readily available market quotations, the security shall be valued at fair value as determined in good faith by the Board of Directors of the Company.

         SECURITIES OF UNSEASONED ISSUERS. With the exception of the Long-Short Equity Fund's investments in the Market Neutral Fund, neither Fund will invest in securities of unseasoned issuers, including equity securities of unseasoned issuers which are not readily marketable, if the aggregate investment in such securities would exceed 5% of such Fund's net assets. The term "unseasoned" refers to issuers which, together with their predecessors, have been in operation for less than three years.

         LENDING OF PORTFOLIO SECURITIES. To increase income on its investments, a Fund may lend its portfolio securities with an aggregate value of up to 33 1/3% of its total assets (including the loan collateral) to broker/dealers and other institutional investors. Each Fund may lend its portfolio securities on a short or long term basis to broker-dealers or institutional investors that the Adviser deems qualified, but only when the borrower maintains, with a Fund's custodian, collateral either in cash or money market instruments, in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Collateral for such loans may include cash, securities of the U.S. Government or its agencies or instrumentalities or an irrevocable letter of credit issued by a bank which is deemed creditworthy by the Adviser. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Adviser will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Such loans could involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even the loss of rights in the collateral should the borrower of the securities fail financially. Default by or bankruptcy of a borrower would expose the Funds to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

         BORROWING. Each Fund may borrow up to 33 1/3 percent of its total assets. The Adviser intends to borrow only for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities, or to facilitate settlement transactions on portfolio securities. Investments will not be made when borrowings exceed 5% of a Fund's total assets. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Each Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

         U.S. GOVERNMENT SECURITIES. The U.S. Government securities in which a Fund may invest include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and obligations issued by U.S. Government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States and securities that are supported primarily or solely by the creditworthiness of the issuer (such as securities of the Federal Home Loan Banks, the Student Loan Marketing Association and the Tennessee Valley Authority).

         OPTIONS AND FUTURES CONTRACTS. The Funds may write covered call options, buy put options, buy call options and write put options, without limitation except as noted in this paragraph. Such options may relate to particular securities or to various indexes and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. These Funds may also invest in futures contracts and options on futures contracts (index futures contracts or interest rate futures contracts, as applicable) for hedging purposes (including currency hedging) or for other purposes so long as aggregate initial margins and premiums required for non-hedging positions do not exceed 5% of its net assets, after taking into account any unrealized profits and losses on any such contracts it has entered into. See Appendix "B" for a description of futures contracts and options on futures contracts and the risks thereof.

         Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in the underlying securities themselves. A Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it.

For a call option on an index, the option is covered if a Fund maintains with its custodian liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

         When a Fund purchases a put option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the last bid and asked prices. If an option purchased by a Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         SHORT SALES. The Market Neutral Fund will seek, and the Long-Short Equity Fund may seek, to realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the value of that security relative to the long positions held by the Fund. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

         A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price.

         Each Fund may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box."

         EUROPEAN CURRENCY UNIFICATION. Many European countries are adopting a single European currency, the euro. On January 1, 1999, the euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank was created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

         This change is likely to significantly impact the European capital markets in which the Funds may invest and may result in the Funds facing additional risks in pursuing their respective investment objectives. These risks, which include, but are not limited to, uncertainty as to the proper tax treatment of the currency conversion, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of each Fund's respective net asset value per share.

         SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Company which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" above. See Appendix "A" for a list of commercial paper ratings.


                       SUPPLEMENTAL INVESTMENT POLICIES -
                             LONG-SHORT EQUITY FUND

         S&P 500 INDEX FUTURES AND RELATED OPTIONS. An S&P 500 Index Future contract (an "Index Future") is a contract to buy or sell an integral number of units of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") at a specified future date at a price agreed upon when the contract is made. A unit is the value of the S&P 500 Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in the S&P 500 Index.

         Index Futures can be traded through all major commodity brokers. Currently, contracts are expected to expire on the tenth day of March, June, September and December. The Long-Short Equity Fund will ordinarily be able to close open positions on the United States futures exchange on which Index Futures are then traded at any time up to and including the expiration day.

         In contrast to purchases of a common stock, no price is paid or received by the Long-Short Equity Fund upon the purchase of a futures contract. Upon entering into a futures contract, the Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known by participants in the market as "initial margin." The type of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange(s) on which the Index Futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin", to and from the broker, will be made on a daily basis as the price of the S&P 500 Index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to the market". For example, when the Fund has purchased an Index Future and the price of the S&P 500 Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has purchased an Index Future and the price of the S&P 500 Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a gain or a loss.

         The price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the S&P 500 Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions.

         Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Long-Short Equity Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.


                             INVESTMENT LIMITATIONS

         The Company has adopted the following fundamental investment limitations which may not be changed without the affirmative vote of the holders of a majority of each Fund's outstanding Shares (as defined in Section 2(a)(42) of the 1940 Act). Neither Fund may:

         1. Borrow money, except from banks, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Fund; or mortgage, pledge or hypothecate any of its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund's total assets at the time of such borrowing, provided that: (a) short sales and related borrowings of securities are not subject to this restriction; and, (b) for the purposes of this restriction, collateral arrangements with respect to options, short sales, stock index, interest rate, currency or other futures, options on futures contracts, collateral arrangements with respect to initial and variation margin and collateral arrangements with respect to swaps and other derivatives are not deemed to be a pledge or other encumbrance of assets.

         2. Issue any senior securities, except as permitted under the 1940 Act;

         3. Act as an underwriter of securities within the meaning of the Securities Act except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

         4. Purchase or sell real estate (including real estate limited partnership interests), provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

         5. Purchase or sell commodities or commodity contracts, except that a Fund may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

         6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, Loan Participations and Assignments, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan; and

         7. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to
(i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

         For purposes of Investment Limitation No. 1, collateral arrangements with respect to, if applicable, the writing of options, futures contracts, options on futures contracts, forward currency contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security for purposes of Investment Limitation No. 2.

         In addition to the fundamental investment limitations specified above, neither Fund may:

         1. Make investments for the purpose of exercising control or management, but investments by a Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management;

         2. Purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions, and except that a Fund may make margin deposits in connection with its use of options, futures contracts, options on futures contracts and forward contracts;

         The policies set forth above are not fundamental and thus may be changed by the Company's Board of Directors without a vote of the shareholders.

         Securities held by a Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.


                                  RISK FACTORS

         FOREIGN SECURITIES. Investments in foreign securities are subject to certain risks, discussed below.

         Since the securities of foreign companies are frequently denominated in foreign currencies, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

         As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and they may have policies that are not comparable to those of domestic companies, there may be less information available about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

         Although the Funds will endeavor to achieve the most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

         Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recoverable portion of foreign withholding taxes will reduce the income received from the companies in which the Funds invest. However, these foreign withholding taxes are not expected to have a significant impact.

         REPORTING STANDARDS. Most of the foreign securities held by the Funds will not be registered with the SEC, nor will the issuers thereof be subject to SEC or other U.S. reporting requirements. Accordingly, there will be less publicly available information concerning foreign issuers of securities held by the Fund than will be available concerning U.S. companies. Foreign companies, and in particular, companies in emerging markets, are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

         EXCHANGE RATE FLUCTUATIONS. Because foreign securities ordinarily will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect a Fund's net asset value, the value of interest and dividends earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by a Fund. If the value of a foreign currency rises against the U.S. dollar, the value of a Fund's assets denominated in that currency will increase; conversely, if the value of a foreign currency declines against the U.S. dollar, the value of a Fund's assets denominated in that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balances of payments, government intervention, speculation and other economic and political conditions.

         OPERATING EXPENSES. The costs attributable to foreign investing that a Fund must bear frequently are higher than those attributable to domestic investing. For example, the cost of maintaining custody of foreign securities exceeds custodian costs for domestic securities. Investment income on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on those securities. Tax treaties between the United States and foreign countries however, may reduce or eliminate the amount of foreign tax to which a Fund would be subject.

                             DIRECTORS AND OFFICERS

         The directors and executive officers of RBB, their ages, business addresses and principal occupations during the past five years are:


                                         Position               Principal Occupation
Name and Address and Age                 With Fund              During Past Five Years
------------------------                 ---------              ----------------------
*Arnold M. Reichman -50                  Director               Chief Operating Officer of Warburg
466 Lexington  Avenue                                           Pincus Asset Management, Inc.; Executive
New York, NY 10017                                              Officer and Director of Counsellors
                                                                Securities Inc.; Director/Trustee of
                                                                various investment companies advised by
                                                                Warburg Pincus Asset Management, Inc.;
                                                                Prior to 1997, Managing Director of
                                                                Warburg Pincus Asset Management, Inc.

*Robert Sablowsky -60                    Director               Senior Vice President of Fahnestock Co.,
Fahnestock & Company, Inc.                                      Inc. (a registered broker-dealer); Prior
125 Broad Street                                                to October 1996, Executive Vice
New York, NY 10004                                              President of Gruntal & Co., Inc. (a
                                                                registered broker-dealer).

Francis J. McKay -62                     Director               Since 1963, Executive Vice President,
Fox Chase Cancer Institute                                      Fox Chase Cancer Center (biomedical
7701 Burholme Avenue                                            research and medical care).
Philadelphia, PA 19111

Marvin E. Sternberg -64                  Director               Since 1974, Chairman, Director and
Moyco Technologies, Inc.                                        President, Moyco Industries, Inc.
200 Commerce Drive                                              (manufacturer of dental supplies and
Montgomeryville, PA  18936                                      precision coated abrasives).

Julian A. Brodsky -65                    Director               Director and Vice Chairman since 1969
1500 Market Street                                              Comcast Corporation (cable television
35th Floor                                                      and communications); Director, Comcast U.K.
Philadelphia, PA 19102

                                         Position               Principal Occupation
Name and Address and Age                 With Fund              During Past Five Years
------------------------                 ---------              ----------------------
Donald van Roden -74                     Director               Self-employed businessman. From
1200 Old Mill Lane                       and Chairman of        February 1980 to March 1987, Vice
Wyomissing, PA  19610                    the Board              Chairman, SmithKline Beecham Corporation
                                                                (pharmaceuticals); Director, AAA
                                                                Mid-Atlantic (auto service); Director,
                                                                Keystone Insurance Co.

Edward J. Roach -74                      President              Certified Public Accountant; Vice
Suite 100                                and                    Chairman of the Board, Fox Chase Cancer
Bellevue Park                            Treasurer              Center; Trustee Emeritus, Pennsylvania
Corporate Center                                                School for the Deaf; Trustee Emeritus,
400 Bellevue Parkway                                            Immaculata College; President, Vice
Wilmington, DE  19809                                           President or Treasurer of various
                                                                investment companies advised by
                                                                BlackRock Institutional Management
                                                                Corporation; Treasurer of the Chestnut
                                                                Street Exchange Fund.

Morgan R. Jones -59                      Secretary              Chairman of the law firm of Drinker
Drinker Biddle & Reath LLP                                      Biddle & Reath LLP; Director.
1345 Chestnut Street
Philadelphia, PA 19107-3496

Michael P. Malloy - 39                   Assistant Secretary    Partner of the law firm of Drinker
Drinker Biddle & Reath LLP                                      Biddle & Reath LLP.
1345 Chestnut Street
Philadelphia, PA  19107-3496

----------------------

* Each of Mr. Sablowsky and Mr. Reichman is an "interested person" of RBB, as that term is defined in the 1940 Act, by virtue of their respective positions with Fahnestock Co., Inc. and Counsellors Securities, Inc., each a registered broker-dealer.

         Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to RBB the firm to be selected as independent auditors.

         Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session.

         Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of RBB.

         RBB pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,250 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $6,000 per year for his services in this capacity. Directors who are not affiliated persons of RBB and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1998, each of the following members of the Board of Directors received compensation from RBB in the following amounts:


                             DIRECTORS' COMPENSATION

                                              PENSION
                                              RETIREMENT
                            AGGREGATE         BENEFITS ACCRUED   ESTIMATED
                            COMPENSATION      AS PART OF FUND    ANNUAL BENEFITS
NAME OF PERSON/ POSITION    FROM REGISTRANT   EXPENSES           UPON RETIREMENT
                ---------        ----------   --------                ----------
Julian A. Brodsky,             $16,000             N/A                N/A
Director
Francis J. McKay,              $18,000             N/A                N/A
Director
Arnold M. Reichman,            $  0                N/A                N/A
Director
Robert Sablowsky,              $18,000             N/A                N/A
Director
Marvin E. Sternberg,           $17,000             N/A                N/A
Director
Donald van Roden,              $23,000             N/A                N/A
Director and Chairman

         On October 24, 1990 RBB adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach), pursuant to which RBB will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by RBB's advisers, custodians, administrators and distributor, RBB itself requires only one part-time employee. Drinker Biddle & Reath LLP, of which Messrs.

Jones and Malloy are partners, receives legal fees as counsel to RBB. No officer, director or employee of Boston Partners Asset Management, L.P. ("Boston Partners" or the "Adviser") or the Distributor currently receives any compensation from RBB.


                        INVESTMENT ADVISORY, DISTRIBUTION
                           AND SERVICING ARRANGEMENTS

         ADVISORY AGREEMENT. Boston Partners renders advisory services to the Market Neutral and Long-Short Equity Funds pursuant to Investment Advisory Agreements dated November 13, 1998 and June 1, 1999, respectively (the "Advisory Agreement"). Boston Partners' general partner is Boston Partners, Inc.

         Boston Partners has investment discretion for the Funds and will make all decisions affecting assets in the Funds under the supervision of RBB's Board of Directors and in accordance with the Funds' stated policies. Boston Partners will select investments for the Funds. For its services to each Fund, Boston Partners is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of 2.25% and 0.10% of the Market Neutral Fund's and the Long-Short Equity Fund's respective average daily net assets. Boston Partners is currently waiving advisory fees in excess of 1.85% and 0.00% of the Market Neutral Fund's and the Long-Short Equity Fund's respective average daily net assets.

         Each class of the Funds bears its own expenses not specifically assumed by Boston Partners. General expenses of RBB not readily identifiable as belonging to a portfolio of RBB are allocated among all investment portfolios by or under the direction of RBB's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by Boston Partners; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against RBB or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by RBB to its directors and officers; (g) organizational costs; (h) fees to the investment adviser and PFPC; (i) fees and expenses of officers and directors who are not affiliated with a portfolios' investment adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Funds and their shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of RBB;
(r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB;
(s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by a portfolio's investment adviser under its advisory agreement with the portfolio. Each class of the Funds pays its own distribution fees, if applicable, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by such class or if it receives different services.

         Under the Advisory Agreement, Boston Partners will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or RBB in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Boston Partners in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

         The Advisory Agreement was most recently approved on July 29, 1998 by vote of RBB's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of such parties. The Advisory Agreement was approved by the initial shareholder of each class of each Fund. The Advisory Agreement is terminable by vote of RBB's Board of Directors or by the holders of a majority of the outstanding voting securities of a Fund, at any time without penalty, on 60 days' written notice to Boston Partners. The Advisory Agreement may also be terminated by Boston Partners on 60 days' written notice to RBB. The Advisory Agreement terminates automatically in the event of its assignment.

         CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PFPC Trust Company serves as the Funds' custodian pursuant to a custodian agreement between the Company and PNC Bank, N.A. ("PNC Bank") dated August 16, 1988, as amended (the "Custodian Agreement"), and as assigned to PFPC Trust Company. Under the Custodian Agreement, PFPC Trust Company (a) maintains a separate account or accounts in the name of each Fund (b) holds and transfers portfolio securities on account of each Fund, (c) accepts receipts and makes disbursements of money on behalf of the Funds, (d) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities and (e) makes periodic reports to RBB's Board of Directors concerning the Funds' operations. PFPC Trust Company is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that PFPC Trust Company remains responsible for the performance of all of its duties under the Custodian Agreement and holds each Fund harmless from the acts and omissions of any sub-custodian

         PFPC Inc. ("PFPC"), an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Funds pursuant to a Transfer Agency Agreement dated November 5, 1991, as supplemented (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of the Funds, (b) addresses and mails all communications by the Funds to record owners of the Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to RBB's Board of Directors concerning the operations of the Funds. PFPC may, on 30 days' notice to RBB, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp.

         ADMINISTRATION AGREEMENT. PFPC serves as administrator to the Market Neutral and Long-Short Equity Funds pursuant to Administration and Accounting Services Agreement, as amended (the "Administration Agreement"), dated November 13, 1998 and June 1, 1999, respectively. PFPC has agreed to furnish to the Funds statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds. In addition, PFPC has agreed, among other things, to prepare and file (or assist in the preparation of) certain reports with the Securities and Exchange Commission and other regulatory agencies. For its services to the Funds, PFPC is entitled to receive a fee calculated at an annual rate of .125% of each Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC is currently waiving one-half of its minimum annual fee.

         The Administration Agreement provides that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder.

         DISTRIBUTION AGREEMENT. Provident Distributors, Inc. ("Distributor") serves as the Funds' Distributor pursuant to the terms of a distribution agreement, dated as of May 29, 1998 (the "Distribution Agreement"), entered into by the Distributor and RBB, and a Plan of Distribution for the Investor Classes (the "Plan"), which was adopted by RBB in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to solicit orders for the sale of Fund Shares. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee under the Plan, to be calculated daily and paid monthly by the Investor Classes at the annual rate set forth in the Prospectus.

         On July 29, 1998, the Plan was approved by RBB's Board of Directors, including the directors who are not "interested persons" of RBB and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("12b-1 Directors"). RBB believes that the Plan may benefit the Fund by increasing sales of Fund shares.

         Among other things, the Plan provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of RBB regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by a majority of RBB's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the compensation payable to the Distributor pursuant to the Plan shall not be materially increased without approval by a vote of at least a majority of the Funds' outstanding shares; and (4) while the Plan remains in effect, the selection and nomination of RBB's directors who are not "interested persons" of RBB (as defined in the 1940 Act) shall be committed to the discretion of such directors who are not "interested persons" of RBB.

         Each of Messrs. Reichman and Sablowsky, directors of RBB, has an indirect financial interest in the operation of the Plans by virtue of his position with Counsellors Securities, Inc. and Fahnestock Co., Inc., respectively, both of which are broker-dealers.

         ADMINISTRATIVE SERVICES AGENT. Provident Distributors, Inc. ("PDI") provides certain administrative services to the Institutional Classes of the Funds that are not provided by PFPC, pursuant to an Administrative Services Agreement, dated May 29, 1998, between RBB and PDI. These services include furnishing data processing and clerical services, acting as liaison between the Funds and various service providers and coordinating the preparation of annual, semi-annual and quarterly reports. As compensation for such administrative services, PDI is entitled to a monthly fee calculated at the annual rate of .15% of each Fund's average daily net assets. PDI is currently waiving fees in excess of .03% of each fund's average daily net assets.


                             PORTFOLIO TRANSACTIONS

         Subject to policies established by the Board of Directors, Boston Partners is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Funds. In purchasing and selling portfolio securities, Boston Partners seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker/dealer are comparable, the Adviser may effect transactions in portfolio securities with broker/dealers who provide research, advice or other services such as market investment literature.

         Investment decisions for each Fund and for other investment accounts managed by Boston Partners are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a particular Fund.


                       PURCHASE AND REDEMPTION INFORMATION

         RBB reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of a Fund's shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Funds are obligated to redeem their shares solely in cash up to the lesser of $250,000 or 1% of their respective net asset values during any 90-day period for any one shareholder of a Fund.

         Under the 1940 Act, RBB may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (RBB may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         The computation of the offering price per share of an Institutional and Investor Share of the Market Neutral Fund based on the value of the Fund's net assets as of February 28, 1999 and number of Institutional and Investor Shares outstanding is as follows:


                       BOSTON PARTNERS MARKET NEUTRAL FUND

                                       INSTITUTIONAL SHARES    INVESTOR SHARES

Net Assets.............................       $903,214              $222,103

Outstanding Shares.....................         99,500                24,429

Net Asset Value
 per Share.............................          $9.08                 $9.09

Maximum Sales Charge...................             0%                    0%

Maximum Offering Price
  to Public............................          $9.08                 $9.09

         The computation of the hypothetical offering price per share of an Institutional and Investor Share of the Long-Short Equity Fund based on the projected value of the Fund's estimated net assets and number of Institutional and Investor Shares outstanding is as follows:

                     BOSTON PARTNERS LONG-SHORT EQUITY FUND

                                       INSTITUTIONAL SHARES    INVESTOR SHARES

Net Assets.............................         $10.00                $10.00

Outstanding Shares.....................              1                     1

Net Asset Value
 per Share.............................         $10.00                $10.00

Maximum Sales Charge...................             0%                    0%

Maximum Offering Price
  to Public............................         $10.00                $10.00

                               VALUATION OF SHARES

         The net asset value per share of each class of the Funds is calculated as of the close of the NYSE, generally 4:00 p.m. Eastern Time on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday and subsequent Monday when one of these holidays falls on Saturday or Sunday. Net asset value per share, the value of an individual share in a Fund, is computed by adding the value of the proportionate interest of each class in a Fund's securities, cash and other assets, subtracting the actual and accrued liabilities of the class, and dividing the result by the number of outstanding shares of the class. The net asset value of each class is calculated independently of the other classes. Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at the close of regular trading (generally 4:00 p.m. Eastern Time); securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

         In determining the approximate market value of portfolio investments, each Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on a Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by RBB's Board of Directors.


                        PERFORMANCE AND YIELD INFORMATION

         TOTAL RETURN. Each Fund may from time to time advertise its "average annual total return." Each Fund computes such return separately for each class of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                      ERV
                                T = [(-----)1/n - 1]
                                      P

         Where: T = average annual total return;

                ERV = ending redeemable value of a hypothetical
                      $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

                  P = hypothetical initial payment of $1,000; and

                  n = period covered by the computation, expressed in years.

         Each Fund, when advertising its "aggregate total return," computes such returns separately for each class of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                             ERV
Aggregate Total Return =   [(-----) - 1]
                              P

         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.


                                      TAXES

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

         Each Fund has elected to be taxed as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss, if any, for the year) and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

         In addition to the foregoing requirements, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of a Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

         Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from a Fund in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Each Fund intends to distribute to shareholders its net capital gain (excess of net long-term capital gain over net short-term capital loss), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by a Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by the Fund as capital gain dividends may not exceed the net capital gain of a Fund for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by each Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

         In the case of shareholders that are corporations, distributions (other than capital gain dividends) of a Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Distributions of net investment income received by a Fund from investments in debt securities will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction. A Fund will designate the portion, if any, of the distribution made by the Fund that qualifies for the dividends received deduction in a written notice mailed by the Fund to corporate shareholders not later than 60 days after the close of the Fund's taxable year.

         If for any taxable year a Fund were to fail to qualify as a regulated investment company, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions would be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions would be eligible for the dividends received deduction in the case of corporate shareholders.

         A shareholder will recognize gain or loss upon a redemption of shares or an exchange of shares of a Fund for shares of another Boston Partners Fund upon exercise of the exchange privilege, to the extent of any difference between the price at which the shares are redeemed or exchanged and the price or prices at which the shares were originally purchased for cash. However, any loss realized on a sale of shares of a Fund will be disallowed to the extent an investor repurchases shares of the Fund within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by the Fund in the form of shares within the 61-day period would be treated as a purchase for this purpose.

         The Code imposes a nondeductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Investors should note that a Fund may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

         A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

         The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Although a Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.


                  ADDITIONAL INFORMATION CONCERNING RBB SHARES

         RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which ___ billion shares are currently classified in __ classes as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion five hundred million shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (Government Money), 500 million shares are classified as Class T Common Stock, 500 million shares are classified as Class U Common Stock, 500 million shares are classified as Class V Common Stock, 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock, 50 million shares are classified as Class Y Common Stock, 50 million shares are classified as Class Z Common Stock, 50 million shares are classified as Class AA Common Stock, 50 million shares are classified as Class BB Common Stock, 50 million shares are classified as Class CC Common Stock, 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock, 100 million shares are classified as Class JJ Common Stock, 100 million shares are classified as Class KK Common Stock, 100 million shares are classified as Class LL Common Stock, 100 million shares are classified as Class MM Common Stock, 100 million shares are classified as Class NN Common Stock, 100 million shares are classified as Class OO Common Stock, 100 million shares are classified as Class PP Common Stock, 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisor Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor
Bond), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 100 million shares are classified as Class YY Common Stock (Schneider Capital Management Small Cap Value), 100 million shares are classified as Class ZZ Common Stock, 100 million shares of Class AAA Common Stock, 100 million shares are classified as Class BBB Common Stock, 100 million shares of Class CCC Common Stock, 100 million shares are classified as Class DDD Common Stock (Boston Partners Institutional Micro Cap), 100 million shares are classified as Class EEE Common Stock (Boston Partners Investors Micro Cap), 100 million shares are classified as Class FFF Common Stock, 100 million shares are classified as Class GGG Common Stock, 100 million shares are classified as Class HHH Common Stock, 100 million shares are classified as Class III Common Stock (Boston Partners Institutional Market Neutral), 100 million shares are classified as Class JJJ Common Stock (Boston Partners Investor Market Neutral), 100 million shares are classified as Class KKK Common Stock (Boston Partners Institutional Long-Short Equity) 100 million shares are classified as Class LLL common stock (Boston Partners Investor Long-Short Equity), 100 million shares are classified as Class MMM Common Stock (n/i Small Cap Value), 3 billion shares are classified as Class Janney Money Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Common Stock (Municipal Money), 200 million shares are classified as Class Janney Government Money Common Stock (Government Money), 100 million shares are classified as Class Janney N.Y. Municipal Money Common Stock (N.Y. Money), 700 million shares are classified as Class Select Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 700 million shares are classified as Principal Class Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of the Class III and Class JJJ Common Stock constitute the Boston Partners Market Neutral Fund Institutional and Investor classes, respectively. Shares of the Class KKK and Class LLL Common Stock constitute the Boston Partners Long-Short Equity Fund

Institutional and Investor classes, respectively. Under RBB's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

         The classes of Common Stock have been grouped into fourteen separate "families": The Cash Preservation Family, the Sansom Street Family, the Bedford Family, the Select (Beta) Family, the Principal (Gamma) Family, the Janney Montgomery Scott Money Family, the n/i Numeric Investors Family, the Boston Partners Family, the Schneider Capital Management Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Funds; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Funds; the Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds; the n/i Numeric Investors Family represents interests in five non-money market portfolios; the Boston Partners Family represents interests in six non-money market portfolios; the Schneider Capital Management Family represents interest in one non-money market portfolio; the Janney Montgomery Scott Family and the Select (Beta), Principal (Gamma), Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds.

         RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

         As stated in the Prospectus, holders of shares of each class of each Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of each Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of such portfolio. However, Rule 18f-2 also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

         Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law, or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock entitled to vote on the matter voting without regard to class (or portfolio).


                                  MISCELLANEOUS

         COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 serves as counsel to RBB and the non-interested directors.

         INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as RBB's independent accountants.

         CONTROL PERSONS. As of May 12, 1999, to the Company's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Company indicated below. See "Additional Information Concerning the Company Shares" above. The Company does not know whether such persons also beneficially own such shares.


------------------------------------- ------------------------------------------------------- ------------------------
FUND NAME                             SHAREHOLDER NAME AND ADDRESS                            PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
BEDFORD MUNICIPAL                     Gabe Nechamkin                                          6.648%
MONEY MARKET                          27 Much More Road
                                      Harrison, NY 10528-1109
------------------------------------- ------------------------------------------------------- ------------------------
RBB GOVERNMENT                        Donaldson Lufkin Jenrette Securities                    6.643%
SECURITIES                            Corporation, Inc.
                                      P. O. Box 2052
                                      Jersey City, NJ 07303-9998
------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION MONEY MARKET        Jewish Family and Children's Agency of                  16.437%
                                      Phil Capital Campaign
                                      Attn: S. Ramm
                                      1610 Spruce Street
                                      Philadelphia, PA 19103
------------------------------------- ------------------------------------------------------- ------------------------
                                      Harold T. Erfer                                         6.113%
                                      414 Charles Ln.
                                      Wynnewood, PA 19096
------------------------------------- ------------------------------------------------------- ------------------------
                                      Marian E. Kunz                                          17.182%
                                      52 Weiss Ave.
                                      Flourtown, PA 19031
------------------------------------- ------------------------------------------------------- ------------------------
                                      Karen M. McElhinny and Contribution                     7.921%
                                      Account
                                      4943 King Arthur Dr.
                                      Erie, PA 16506
------------------------------------- ------------------------------------------------------- ------------------------
                                      Luanne M. Garvey and Robert J. Garvey                   7.763%
                                      2729 Woodland Ave.
                                      Trooper, PA 19403
------------------------------------- ------------------------------------------------------- ------------------------
                                      John Robert Estrada and Shirley Ann Estrada             6.043%
                                      1700 Raton Dr.
                                      Arlington, TX 76018
------------------------------------- ------------------------------------------------------- ------------------------
                                      Dominic and Barbara Pisciotta and                       5.883%
                                      Successors in Tr. Under the Dominic Trst.
                                      And Barbara Pisciotta Caring Tr. Dtd.
                                      01/24/92
                                      207 Woodmere Way
                                      St. Charles, MO 63303
------------------------------------- ------------------------------------------------------- ------------------------
                                      Michael W. Preble                                       7.276%
                                      1505 W. Cheyenne Dr.
                                      Chandler, AZ 85224
------------------------------------- ------------------------------------------------------- ------------------------
SAMSON STREET MONEY MARKET            Saxon and Co.                                           70.881%
                                      FBO Paine Webber
                                      A/C 32 32 400 4000038
                                      P.O. Box 7780 1888
                                      Phila., PA 19182
------------------------------------- ------------------------------------------------------- ------------------------


------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Saxon and Co.                                           29.119%
                                      c/o PNC Bank, N. A.
                                      F3-F076-02-2
                                      200 Stevens Drive Ste. 260/ACI
                                      Lester, PA 19113
------------------------------------- ------------------------------------------------------- ------------------------
CASH PRESERVATION                     Gary L. Lange                                           75.668%
MUNICIPAL MONEY MARKET                and Susan D. Lange
                                      JT TEN
                                      837 Timber Glen Ln.
                                      Ballwin, Mo 63021-6066
------------------------------------- ------------------------------------------------------- ------------------------
RBB SELECT MONEY MARKET               Warburg Pincus Capital Appreciation Fund                19.026%
                                      Attn. Joe Gajewski / PFPC, Inc.
                                      MS W3-F400-03-2
                                      400 Bellevue Parkway
                                      Wilmington, DE 19809
------------------------------------- ------------------------------------------------------- ------------------------
                                      Warburg Pincus Emerging Growth Fund                     37.104%
                                      Attn. Joe Gajewski / PFPC, Inc.
                                      MS W3-F400-03-2
                                      400 Bellevue Parkway
                                      Wilmington, DE 19809
------------------------------------- ------------------------------------------------------- ------------------------
                                      Warburg Pincus Growth & Income Fund                     17.291%
                                      Attn. Joe Gajewski / PFPC, Inc.
                                      MS W3-F400-03-2
                                      400 Bellevue Parkway
                                      Wilmington, DE 19809
------------------------------------- ------------------------------------------------------- ------------------------
                                      Warburg Pincus Institutional Small Company Growth       5.046%
                                      Portfolio
                                      Attn. Joe Gajewski / PFPC, Inc.
                                      MS W3-F400-03-2
                                      400 Bellevue Parkway
                                      Wilmington, DE 19809
------------------------------------- ------------------------------------------------------- ------------------------
                                      Warburg Pincus Trust Small Company Growth Portfolio     13.194%
                                      Attn. Joe Gajewski / PFPC, Inc.
                                      MS W3-F400-03-2
                                      400 Bellevue Parkway
                                      Wilmington, DE 19809
------------------------------------- ------------------------------------------------------- ------------------------


------------------------------------- ------------------------------------------------------- ------------------------
FUND NAME                             SHAREHOLDER NAME AND ADDRESS                            PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
N/I MICRO CAP FUND                    Charles Schwab & Co. Inc                                13.013%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds A/C 3143-0251
                                      101 Montgomery St.
                                      San Francisco, CA 94104
------------------------------------- ------------------------------------------------------- ------------------------
                                      Janis Claflin, Bruce Fetzer and                         9.879%
                                      Winston Franklin
                                      Robert Lehman Trst.
                                      The John E. Fetzer Institute, Inc.
                                      U/A DTD 06-1992
                                      Attn: Christina Adams
                                      9292 West KL Ave.
                                      Kalamazoo, MI 49009
------------------------------------- ------------------------------------------------------- ------------------------
                                      Louisa Stude Sarofim Foundation                         5.265%
                                      Dtd. 01/04/91
                                      c/o Nancy Head
                                      1001 Fannin 4700
                                      Houston, TX 77002
------------------------------------- ------------------------------------------------------- ------------------------
                                      Public Inst. For Social Security                        13.852%
                                      1001 19th St., N. 16th Flr.
                                      Arlington, VA 22209
------------------------------------- ------------------------------------------------------- ------------------------
                                      State Street Bank and Trust Company                     8.026%
                                      FBO Yale Univ. Ret. Pln. for Staff Emp.
                                      State Street Bank & Tr. Co. Master Tr. Div.
                                      Attn: Kevin Sutton
                                      Solomon Williard Bldg.
                                      One Enterprise Dr.
                                      North Quincy,  MA 02171
------------------------------------- ------------------------------------------------------- ------------------------
N/I GROWTH FUND                       Charles Schwab & Co. Inc                                8.688%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104
------------------------------------- ------------------------------------------------------- ------------------------
                                      Citibank North America Inc.                             36.344%
                                      Trst. Sargent & Lundy Retirement Trust
                                      Dtd. 06/01/96
                                      Mutual Fund Unit
                                      Bld. B Floor 1 Zone 7
                                      3800 Citibank Center Tampa
                                      Tampa, FL 33610-9122
------------------------------------- ------------------------------------------------------- ------------------------

                                      -31-


------------------------------------- ------------------------------------------------------- ------------------------
FUND NAME                             SHAREHOLDER NAME AND ADDRESS                            PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Louisa Stude Sarofin Foundation                         5.279%
                                      c/o Nancy Head
                                      Dtd. 01/04/91
                                      1001 Fannin 4700
                                      Houston, TX 77002
------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Equity Investment Portfolio LP                     11.428%
                                      1001 N. US Hwy. One Suite 800
                                      Jupiter, FL 33477
------------------------------------- ------------------------------------------------------- ------------------------
N/I GROWTH AND VALUE FUND             Charles Schwab & Co. Inc.                               24.989%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104
------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                       5.600%
                                      For the Exclusive Bene. Of our Customers
                                      S. 55 Water St. 32nd Floor
                                      New York, NY 10041-3299
------------------------------------- ------------------------------------------------------- ------------------------
                                      The John E. Fetzer Institute Inc.                       8.848%
                                      Attn: Christina Adams
                                      9292 W. KL Ave.
                                      Kalamazoo, MI 49009
------------------------------------- ------------------------------------------------------- ------------------------
N/I LARGER CAP VALUE FUND             Charles Schwab & Co. Inc                                30.691%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104
------------------------------------- ------------------------------------------------------- ------------------------
                                      FTC & Co.                                               5.525%
                                      Attn: Datalynx 241
                                      Attn: Datalynx 273
                                      P. O. Box 173736
                                      Denver, CO 80217-3736
------------------------------------- ------------------------------------------------------- ------------------------
                                      NFSC FEBO 108-436631                                    5.996%
                                      FMT c/o Cust. IRA Rollover
                                      FBO  Warren E. Shaw
                                      84 Rye Rd.
                                      Rye, NY 10580
------------------------------------- ------------------------------------------------------- ------------------------


------------------------------------- ------------------------------------------------------- ------------------------
FUND NAME                             SHAREHOLDER NAME AND ADDRESS                            PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Norwest Bank MN. NA.                                    35.396%
                                      Trst. Hospital of Central CA. Pens Pl.
                                      c/o Mutual Funds
                                      P. O. Box 1533
                                      Minneapolis MN 55480
------------------------------------- ------------------------------------------------------- ------------------------
N/I SMALL CAP VALUE FUND              State Street Bank and Trust Company                     54.894%
                                      FBO Yale Univ. Ret. Pl. for Staff Emp.
                                      State Street Bank & Tr. Co. Master Tr. Div.
                                      Attn: Kevin Sutton
                                      Solomon Williard Bldg.
                                      One Enterprise Dr.
                                      North Quincy, MA 02171
------------------------------------- ------------------------------------------------------- ------------------------
                                      Yale University                                         27.304%
                                      Trst. Yale University Ret. Health Bene. Tr.
                                      Attention: Seth Alexander
                                      230 Prospect St.
                                      New Haven, CT 06511
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP FUND INST   Dr. Janice B. Yost                                      16.220%
SHARES                                Trst Mary Black Foundation Inc.
                                      Bell Hill - 945 E. Main St.
                                      Spartanburg, SC 29302
------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                              5.658%
                                      Special Custody Account for Bene. of Cust.
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104
------------------------------------- ------------------------------------------------------- ------------------------
                                      Swanee Hunt and Charles Ansbacher Trst                  7.848%
                                      The Swanee Hunt Family Fund
                                      c/o Elizabeth  Alberti
                                      168 Brattle St.
                                      Cambridge, MA 02138
------------------------------------- ------------------------------------------------------- ------------------------
                                      Swanee Hunt and Charles Ansbacher                       6.026%
                                      Trst.
                                      The  Hunt Alternatives Fund
                                      c/o Elizabeth  Alberti
                                      168 Brattle St.
                                      Cambridge, MA 02138
------------------------------------- ------------------------------------------------------- ------------------------
                                      Union Bank of California                                7.738%
                                      FBO Service Employees TR610001265-01
                                      P. O. Box 120109
                                      San diego, CA 92112-0109
------------------------------------- ------------------------------------------------------- ------------------------


------------------------------------- ------------------------------------------------------- ------------------------
FUND NAME                             SHAREHOLDER NAME AND ADDRESS                            PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      US Bank National Association                            14.211%
                                      FBO A-Dec Inc. DOT 093098
                                      Attn: Mutual Funds A/C 97307536
                                      P. O. Box 64010
                                      St. Paul, MN 55164-0010
------------------------------------- ------------------------------------------------------- ------------------------
                                      Northern Trust Company                                  13.487%
                                      FBO AEFC Pension Trust
                                      A/C 22-53582
                                      P. O. Box 92956
                                      Chicago, IL 60675
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP FUND        National Financial Services Corp.                       57.647%
INVESTOR SHARES                       For the Exclusive Bene. of  Our Customers
                                      Attn: Mutual Funds 5th Floor
                                      200 Liberty St. I World Financial Center
                                      New York, NY 10281
------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co. Inc.                               21.071%
                                      Special Custody Account for Bene. of Cust.
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND    The Northern Trust Company                              5.839%
INST. SHARES                          FBO Thomas & Betts Retirement Trust
                                      Attn: Ellen Shea
                                      8155 T&B Blvd.
                                      Memphis, TN 38123
------------------------------------- ------------------------------------------------------- ------------------------
                                      Strafe & Co.                                            5.428%
                                      FAO S. A. A. F. Custody
                                      A/C 8300022102
                                      P. O.  Box 160
                                      Westerville, OH 43086-0160
------------------------------------- ------------------------------------------------------- ------------------------
                                      John M. Pontius, Jr.                                    6.818%
                                      FBO Hartwick College
                                      West Street
                                      Queens, NY 13820
------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & CO.                                               8.723%
                                      A/C LEMF5044062
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198
------------------------------------- ------------------------------------------------------- ------------------------


------------------------------------- ------------------------------------------------------- ------------------------
FUND NAME                             SHAREHOLDER NAME AND ADDRESS                            PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND    National Financial Svcs. Corp. for Exclusive Bene. of   12.610%
INV SHARES                            Our Customers
                                      Sal Vella
                                      200 Liberty St.
                                      New York, NY 10281
------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co. Inc.                               54.288%
                                      Special Custody Account for Bene. of Cust.
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS BOND FUND             Boston Partners Asset Mgmt. L. P.                       31.047%
INSTITUTIONAL SHARES                  Attn: Jan Penney
                                      28 State St.
                                      Boston, MA 02109
------------------------------------- ------------------------------------------------------- ------------------------
                                      Chiles Foundation                                       17.960%
                                      111 S.W. Fifth Ave.
                                      Ste. 4050
                                      Portland, OR 97204
------------------------------------- ------------------------------------------------------- ------------------------
                                      The Roman Catholic Diocese of                           41.672%
                                      Raleigh, NC
                                      General Endowment
                                      715 Nazareth St.
                                      Raleigh, NC 27606
------------------------------------- ------------------------------------------------------- ------------------------
                                      The Roman Catholic Diocese of                           9.280%
                                      Raleigh, NC
                                      Clergy Trust
                                      715 Nazareth St.
                                      Raleigh, NC 27606
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS BOND FUND INVESTOR    Charles Schwab & Co. Inc                                81.125%
SHARES                                Special Custody Account for Bene. of Cust.
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104
------------------------------------- ------------------------------------------------------- ------------------------
                                      Stephen W. Hamilton                                     16.094%
                                      17 Lakeside Ln.
                                      N. Barrington, IL 60010
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS                       Desmond J. Heathwood                                    8.333%
MICRO CAP VALUE                       41 Chestnut St.
FUND- INSTITUTIONAL                   Boston, MA 02108
SHARES
------------------------------------- ------------------------------------------------------- ------------------------


------------------------------------- ------------------------------------------------------- ------------------------
FUND NAME                             SHAREHOLDER NAME AND ADDRESS                            PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Boston Partners Asset Mgmt. L. P.                       65.919%
                                      Attn: Jan Penney
                                      28 State St.
                                      Boston, MA 02109
------------------------------------- ------------------------------------------------------- ------------------------
                                      Wayne Archambo                                          6.625%
                                      42 DeLopa Circle
                                      Westwood, MA 02090
------------------------------------- ------------------------------------------------------- ------------------------
                                      David M. Dabora                                         6.625%
                                      11 White Plains Ct.
                                      San Anselmo, CA 94960
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS                       National Financial Services Corp.                       32.044%
MICRO CAP VALUE                       For the Exclusive Bene. of our Customers
FUND- INVESTOR                        Attn: Mutual Funds 5th Floor
SHARES                                200 Liberty St.
                                      1 World Financial Center
                                      New York, NY 10281
------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                              25.822%
                                      Special Custody Account for Bene. of Cust.
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104
------------------------------------- ------------------------------------------------------- ------------------------
                                      Scott J. Harrington                                     31.406%
                                      54 Torino Ct.
                                      Danville, CA 94526
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MARKET NEUTRAL        Boston Partners Asset Mgmt. L. P.                       100.000%
FUND- INSTITUTIONAL SHARES            Attn: Jan Penney
                                      28 State St.
                                      Boston, MA 02109
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MARKET NEUTRAL        Glenn P. Verrette and Laurie Jo Verrette                6.703%
FUND- INVESTOR SHARES                 Jt. Ten. Wros.
                                      156 Osgood St.
                                      Andover, MA 01610
------------------------------------- ------------------------------------------------------- ------------------------
                                      Thomas Lannan and Kathleen Lannan                       89.967%
                                      Jt. Ten. Wros.
                                      P. O. Box 312
                                      Osterville, MA 02655
------------------------------------- ------------------------------------------------------- ------------------------
SCHNEIDER SMALL CAP VALUE FUND        Arnold C. Schneider III                                 17.317%
                                      SEP IRA
                                      826 Turnbridge Rd.
                                      Wayne, PA 19087
------------------------------------- ------------------------------------------------------- ------------------------


------------------------------------- ------------------------------------------------------- ------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      SCM Retirement Plan                                     8.576%
                                      Profit Sharing Plan
                                      460 E. Swedesford Rd. Ste. 1080
                                      Wayne, PA 19087
------------------------------------- ------------------------------------------------------- ------------------------
                                      Ronald L. Gault                                         6.856%
                                      IRA
                                      439 W. Nelson St.
                                      Lexington VA 24450
------------------------------------- ------------------------------------------------------- ------------------------
                                      John Frederick Lyness                                   16.464%
                                      81 Hillcrest Ave.
                                      Summit, NJ 07901
------------------------------------- ------------------------------------------------------- ------------------------
                                      Mark Shevitz                                            9.152%
                                      Rollover IRA
                                      65 Wardell St.
                                      Rumson, NJ 07760
------------------------------------- ------------------------------------------------------- ------------------------


         As of the above date, directors and officers as a group owned less than one percent of the shares of the Company.

         OTHER COMMUNICATIONS. From time to time, references to the Funds may appear in advertisements and sales literature for certain products or services offered by the Adviser, its affiliates or others, through which it is possible to invest in one or more Funds managed by the Adviser.

         The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions of a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

         The Funds or Adviser may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund or that employed by the Adviser (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable instruments), economic conditions, risk and volatility assessments, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. The Funds or Adviser may also include in such advertisements or communications additional information concerning the Adviser and/or its employees or owners, its management philosophies, operating strategies and other advisory clients, as well as statements about the Adviser attributed to others. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the view of the Adviser or Fund as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund or an investor generally. The Funds or Adviser may also include in advertisements charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of the Funds. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         LITIGATION. There is currently no material litigation affecting RBB.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

         A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         "B" - Issues are regarded as having only a speculative capacity for timely payment.

         "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

         "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.


CORPORATE LONG-TERM DEBT RATINGS

         The following summarizes the ratings used by Standard & Poor's for corporate debt:

         "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

         "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

         PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

         Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

                                                      PART C

                                                 OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

 (a) Financial Statements:


              Not Applicable.


 (b) Exhibits:                                                                                   SEE NOTE #
     (1)      (a)      Articles of Incorporation of Registrant.                                         1
              (b)      Articles Supplementary of Registrant.                                            1
              (c)      Articles of Amendment to Articles of Incorporation of Registrant.                2
              (d)      Articles Supplementary of Registrant.                                            2
              (e)      Articles Supplementary of Registrant.                                            5
              (f)      Articles Supplementary of Registrant.                                            6
              (g)      Articles Supplementary of Registrant.                                            9
              (h)      Articles Supplementary of Registrant.                                           10
              (i)      Articles Supplementary of Registrant.                                           11
              (j)      Articles Supplementary of Registrant.                                           11
              (k)      Articles Supplementary of Registrant.                                           13
              (l)      Articles Supplementary of Registrant.                                           13
              (m)      Articles Supplementary of Registrant.                                           13
              (n)      Articles Supplementary of Registrant.                                           13
              (o)      Articles Supplementary of Registrant.                                           14
              (p)      Articles Supplementary of Registrant.                                           17
              (q)      Articles Supplementary of Registrant.                                           19
              (r)      Articles Supplementary of Registrant.                                           21
              (s)      Articles of Amendment to Charter of the Registrant.                             22
              (t)      Articles Supplementary of Registrant.                                           22
              (u)      Articles Supplementary of Registrant.                                           31
              (v)      Articles Supplementary of Registrant.                                           31
              (w)      Articles Supplementary of Registrant.                                           29
              (x)      Articles Supplementary of Registrant                                            29
     (2)      (a)      By-Laws, as amended.                                                            22
     (3)               None.
     (4)      (a)      See Articles VI, VII, VIII, IX and XI of Registrant's Articles of                1
                       Incorporation dated February 17, 1988.
              (b)      See Articles II, III, VI, XIII, and XIV of Registrant's By-Laws as              17
                       amended through April 26, 1996.
     (5)      (a)      Investment Advisory Agreement (Money Market) between Registrant and              3
                       Provident Institutional Management Corporation, dated as of August 16,
                       1988.
              (b)      Sub-Advisory Agreement (Money Market) between Provident Institutional            3
                       Management Corporation and Provident National Bank, dated as of August
                       16, 1988.
              (c)      Investment Advisory Agreement (Tax-Free Money Market) between                    3
                       Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988.
              (d)      Sub-Advisory Agreement (Tax-Free Money Market) between Provident                 3
                       Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988.

 (b) Exhibits:                                                                                   SEE NOTE #
              (e)      Investment Advisory Agreement (Government Obligations Money Market)              3
                       between Registrant and Provident Institutional Management Corporation,
                       dated as of August 16, 1988.
              (f)      Sub-Advisory Agreement (Government Obligations Money Market) between             3
                       Provident Institutional Management Corporation and Provident National
                       Bank, dated as of August 16, 1988.
              (g)      Investment Advisory Agreement (Government Securities) between                    8
                       Registrant and Provident Institutional Management Corporation dated as of April 8, 1991.
              (h)      Investment Advisory Agreement (New York Municipal Money Market) between          9
                       Registrant and Provident Institutional Management Corporation dated
                       November 5, 1991.
              (i)      Investment Advisory Agreement (Tax-Free Money Market) between                   10
                       Registrant and Provident Institutional Management Corporation dated
                       April 21, 1992.
              (j)      Investment Advisory Agreement (n/i Micro Cap Fund) between Registrant           17
                       and Numeric Investors, L.P.
              (k)      Investment Advisory Agreement (n/i Growth Fund) between Registrant and          17
                       Numeric Investors, L.P.
              (l)      Investment Advisory Agreement (n/i Growth & Value Fund) between                 17
                       Registrant and Numeric Investors, L.P.
              (m)      Investment Advisory Agreement (Boston Partners Large Cap Value Fund)            20
                       between Registrant and Boston Partners Asset Management, L.P.
              (n)      Investment Advisory Agreement (Boston Partners Mid Cap Value Fund)              22
                       between Registrant and Boston Partners Asset Management, L.P.
              (o)      Investment Advisory Agreement (n/i Larger Cap Value Fund) between               24
                       Registrant and Numeric Investors, L.P. dated December 1, 1997.
              (p)      Investment Advisory Agreement (Boston Partners Bond Fund) between               24
                       Registrant and Boston Partners Asset Management, L.P. dated December 1,
                       1997.
              (q)      Investment Advisory Agreement (Schneider Small Cap Value Fund) between          29
                       Registrant and Schneider Capital Management Company.
              (r)      Investment Advisory Agreement (Boston Partners Micro Cap Value Fund)            29
                       between Registrant and Boston Partners Asset Management, L.P.
              (s)      Investment Advisory Agreement (Boston Partners Market Neutral Fund)             31
                       between Registrant and Boston Partners Asset Management, L.P.
              (t)      Investment Advisory Agreement (n/i Small Cap Value Fund) between                31
                       Registrant and Numeric Investors, L.P.


              (u)      Form of Investment Advisory Agreement (Boston Partners Long-Short               32
                       Equity Fund) between Registrant and Boston Partners Asset Management,
                       L. P.


     (6)      (a)      Distribution Agreement between Registrant and Provident Distributors,           26
                       Inc. dated as of May 29, 1998.
              (b)      Distribution Agreement Supplement between Registrant and Provident              31
                       Distributors, Inc. (Boston Partners Market Neutral Fund - Institutional
                       Class).
              (c)      Distribution Agreement Supplement between Registrant and Provident              31
                       Distributors, Inc. (Boston  Partners Market Neutral Fund - Investor
                       Class).

                                       2

 (b) Exhibits:                                                                                   SEE NOTE #
              (d)      Distribution Agreement Supplement between Registrant and Provident              31
                       Distributors, Inc. (n/i Small Cap Value Fund).


              (e)      Form of Distribution Agreement Supplement between Registrant and                32
                       Provident Distributors, Inc. (Boston Partners Long-Short Equity Fund-
                       Institutional Class)

              (f)      Form of Distribution Agreement Supplement between registrant and                32
                       Provident Distributors, Inc. (Boston Partners Long-Short Equity Fund-
                       Investor Class)


     (7)               Fund Office Retirement Profit-Sharing and Trust Agreement, dated as of          23
                       October 24, 1990, as amended.
     (8)      (a)      Custodian Agreement between Registrant and Provident National Bank              3
                       dated as of August 16, 1988.
              (b)      Sub-Custodian Agreement among The Chase Manhattan Bank, N.A., the               10
                       Registrant and Provident National Bank, dated as of July 13, 1992, relating to custody of Registrant's foreign securities.
              (c)      Amendment No. 1 to Custodian Agreement dated August 16, 1988.                   9
              (d)      Custodian Contract between Registrant and State Street Bank and Trust           12
                       Company.
              (e)      Custody Agreement between Registrant and Custodial Trust Company on             17
                       behalf of n/i Micro Cap Fund, n/i Growth Fund and n/i Growth & Value
                       Fund Portfolios of the Registrant.
              (f)      Custodian Agreement Supplement Between Registrant and PNC Bank,                 20
                       National Association dated October 16, 1996.
              (g)      Custodian Agreement Supplement between Registrant and PNC Bank,                 22
                       National Association, on behalf of the Boston Partners Mid Cap Value
                       Fund.
              (h)      Custody Agreement between Registrant and Custodial Trust Company on             24
                       behalf of the n/i Larger Cap Value Fund.
              (i)      Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on         24
                       behalf of the Boston Partners Bond Fund.
              (j)      Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on         29
                       behalf of the Schneider Small Cap Value Fund.
              (k)      Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on         29
                       behalf of the Boston Partners Micro Cap Value Fund.
              (l)      Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on         31
                       behalf of Boston Partners Market Neutral Fund.
              (m)      Custodian Agreement Supplement between Registrant and Custodial Trust           31
                       Company on behalf of n/i Small Cap Value Fund.


              (n)      Form of Custodian Agreement Supplement between Registrant and PFPC Trust        32
                       Company (Boston Partners Long Short Equity Fund)


     (9)               (a) Transfer Agency Agreement (Sansom Street) between Registrant and             3
                       Provident Financial Processing Corporation, dated as of
                       August 16, 1988.
              (b)      Transfer Agency Agreement (Cash Preservation) between Registrant and             3
                       Provident Financial Processing Corporation, dated as of August 16, 1988.
              (c)      Shareholder Servicing Agreement (Sansom Street Money Market).                    3
              (d)      Shareholder Servicing Agreement (Sansom Street Tax-Free Money Market).           3
              (e)      Shareholder Servicing Agreement (Sansom Street Government Obligations            3
                       Money Market).
              (f)      Shareholder Services Plan (Sansom Street Money Market).                          3
              (g)      Shareholder Services Plan (Sansom Street Tax-Free Money Market).                 3

                                       3

 (b) Exhibits:                                                                                   SEE NOTE #
              (h)      Shareholder Services Plan (Sansom Street Government Obligations Money            3
                       Market).
              (i)      Transfer Agency Agreement (Bedford) between Registrant and Provident             3
                       Financial Processing Corporation, dated as of August 16, 1988.
              (j)      Administration and Accounting Services Agreement between Registrant and          8
                       Provident Financial Processing Corporation, relating to Government
                       Securities Portfolio, dated as of April 10, 1991.
              (k)      Administration and Accounting Services Agreement between Registrant and          9
                       Provident Financial Processing Corporation, relating to New York
                       Municipal Money Market Portfolio dated as of November 5, 1991.
              (l)      Transfer Agency Agreement and Supplements (Bradford, Alpha (now known            9
                       as Janney), Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta) between
                       Registrant and Provident Financial Processing Corporation dated as of
                       November 5, 1991.
              (m)      Administration and Accounting Services Agreement between Registrant and         10
                       Provident Financial Processing Corporation, relating to Tax-Free Money
                       Market Portfolio, dated as of April 21, 1992.
              (n)      Transfer Agency and Service Agreement between Registrant and State              15
                       Street Bank and Trust Company and PFPC, Inc. dated
                       February 1, 1995.
              (o)      Supplement to Transfer Agency and Service Agreement between Registrant,         15
                       State Street Bank and Trust Company, Inc. and PFPC dated
                       April 10, 1995.
              (p)      Amended and Restated Credit Agreement dated December 15, 1994.                  16
              (q)      Transfer Agency Agreement Supplement (n/i Micro Cap Fund, n/i Growth            17
                       Fund and n/i Growth & Value Fund) between Registrant and PFPC, Inc.
                       dated April 14, 1996.
              (r)      Administration and Accounting Services Agreement between Registrant and         17
                       PFPC, Inc. (n/i Micro Cap Fund) dated April 24, 1996.
              (s)      Administration and Accounting Services Agreement between Registrant             17
                       and PFPC, Inc. (n/i Growth Fund) dated April 24, 1996.
              (t)      Administration and Accounting Services Agreement between Registrant             17
                       and PFPC, Inc. (n/i Growth & Value Fund) dated April 24, 1996.
              (u)      Transfer Agreement and Service Agreement between Registrant and State           18
                       Street Bank and Trust Company.
              (v)      Administration and Accounting Services Agreement between the Registrant         21
                       and PFPC Inc. dated October 16, 1996 (Boston Partners Large Cap Value
                       Fund).
              (w)      Transfer Agency Agreement Supplement between Registrant and PFPC Inc.           20
                       (Boston Partners Large Cap Value Fund, Institutional Class).
              (x)      Transfer Agency Agreement Supplement between Registrant and PFPC Inc.           20
                       (Boston Partners Large Cap Value Fund, Investor Class).
              (y)      Transfer Agency Agreement Supplement between Registrant and PFPC Inc.           20
                       (Boston Partners Large Cap Value Fund, Advisor Class).
              (z)      Transfer Agency Agreement Supplement between Registrant and PFPC Inc.,          22
                       (Boston Partners Mid Cap Value Fund, Institutional Class).
              (aa)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.,          22
                       (Boston Partners Mid Cap Value Fund, Investor Class).

                                       4

 (b) Exhibits:                                                                                   SEE NOTE #
              (bb)     Administration and Accounting Services Agreement between Registrant and         22
                       PFPC Inc. dated, May 30, 1997 (Boston Partners Mid Cap Value Fund).
              (cc)     Transfer Agency Agreement Supplement (n/i Larger Cap Value Fund)                24
                       between Registrant and PFPC, Inc. dated December 1, 1997.
              (dd)     Administration and Accounting Services Agreement between Registrant and         24
                       PFPC, Inc. dated December 1, 1997 (n/i Larger Cap Value Fund).
              (ee)     Co-Administration Agreement between Registrant and Bear Stearns Funds           24
                       Management, Inc. dated December 1, 1997 (n/i Larger Cap Value Fund).
              (ff)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.          24
                       dated December 1, 1997 (Boston Partners Bond Fund, Institutional Class).
              (gg)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.          24
                       dated December 1, 1997 (Boston Partners Bond Fund, Investor Class).
              (hh)     Administration and Accounting Services Agreement between Registrant and         24
                       PFPC, Inc. dated December 1, 1997 (Boston Partners Bond Fund).
              (ii)     Administration and Accounting Services Agreement between Registrant and         29
                       PFPC Inc. (Schneider Small Cap Value Fund).
              (jj)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.           29
                       (Schneider Small Cap Value Fund).
              (kk)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.          29
                       (Boston Partners Micro Cap Value Fund, Institutional Class).
              (ll)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.          29
                       (Boston Partners Micro Cap Value Fund, Investor Class).
              (mm)     Administration and Accounting Services Agreement between Registrant and         29
                       PFPC, Inc. (Boston Partners Micro Cap Value Fund).
              (nn)     Administrative Services Agreement between Registrant and Provident              26
                       Distributors, Inc. dated as of May 29, 1998 and relating to the n/i funds, Schneider Small Cap Value Fund and Institutional Shares of the
                       Boston Partners Funds.
              (oo)     Administrative Services Agreement Supplement between Registrant and             31
                       Provident Distributors, Inc.  relating to the Boston Partners Market
                       Neutral Fund (Institutional Class).
              (pp)     Administrative and Accounting Services Agreement between Registrant and         31
                       PFPC, Inc. (Boston Partners Market Neutral Fund -  Institutional and
                       Investor Classes).
              (qq)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.          31
                       (Boston Partners Market Neutral Fund - Institutional and Investor
                       Classes).
              (rr)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.          31
                       (n/i Small Cap Value Fund).
              (ss)     Administration and Accounting Services Agreement between Registrant and         31
                       PFPC, Inc. (n/i Small Cap Value Fund).
              (tt)     Co-Administration Agreement between Registrant and Bear Stearns Funds           31
                       Management, Inc. (n/i Small Cap Value Fund).
              (uu)     Administrative Services Agreement between Registrant and Provident              31
                       Distributors, Inc. (n/i Small Cap Value Fund).

                                       5

 (b) Exhibits:                                                                                   SEE NOTE #


              (vv)     Form of Transfer Agency Agreement Supplement between Registrant and             32
                       PFPC, Inc. (Boston Partners Long-Short Equity Fund).
              (ww)     Form of Administrative Services Agreement Supplement between Registrant         32
                       and Provident Distributors, Inc. (Boston Partners Long-Short Equity
                       Fund- Institutional Shares).
              (xx)     Form of Administration and Accounting Services Agreement between                32
                       Registrant and PFPC, Inc. (Boston Partners Long-Short Equity Fund).


     (10)              Opinion of Counsel as to validity of shares issued.                             32
     (11)     (a)      Consent of Drinker Biddle & Reath LLP.                                          32
     (12)              None.
     (13)     (a)      Subscription Agreement (relating to Classes A through N).                        2
              (b)      Subscription Agreement between Registrant and Planco Financial                   7
                       Services, Inc., relating to Classes O and P.
              (c)      Subscription Agreement between Registrant and Planco Financial                   7
                       Services, Inc., relating to Class Q.
              (d)      Subscription Agreement between Registrant and Counsellors Securities             9
                       Inc. relating to Classes R, S, and Alpha 1 through Theta 4.
              (e)      Purchase Agreement between Registrant and Numeric Investors, L.P.               17
                       relating to Class FF (n/i Micro Cap Fund).
              (f)      Purchase Agreement between Registrant and Numeric Investors, L.P.               17
                       relating to Class GG (n/i Growth Fund).
              (g)      Purchase Agreement between Registrant and Numeric Investors, L.P.               17
                       relating to Class HH (n/i Growth & Value Fund).
              (h)      Purchase Agreement between Registrant and Boston Partners Asset                 21
                       Management, L.P. relating to Classes QQ, RR and SS (Boston Partners
                       Large Cap Value Fund).
              (i)      Purchase Agreement between Registrant and Boston Partners Asset                 22
                       Management, L.P. relating to Classes TT and UU (Boston Partners Mid Cap
                       Value Fund).
              (j)      Purchase Agreement between Registrant and Boston Partners Asset                 24
                       Management L.P. relating to Classes VV and WW (Boston Partners Bond
                       Fund).
              (k)      Purchase Agreement between Registrant and Numeric Investors, L.P.               24
                       relating to Class XX (n/i Larger Cap Value Fund).
              (l)      Purchase Agreement between Registrant and Schneider Capital Management          29
                       Company relating to Class YY (Schneider Small Cap Value Fund).
              (m)      Purchase Agreement between Registrant and Boston Partners Asset                 29
                       Management, L.P. relating to Classes DDD and EEE (Boston Partners Micro
                       Cap Value Fund).
              (n)      Purchase Agreement between Registrant and Boston Partners Asset                 31
                       Management relating to Classes III and JJJ (Boston Partners Market
                       Neutral Fund).
              (o)      Purchase Agreement between Registrant and Provident Distributors, Inc.          31
                       relating to Class MMM (n/i Small Cap Value Fund).


              (p)      Form of Purchase Agreement between Registrant and Boston Partners Asset         32
                       Management, L. P. relating to Classes KKK and LLL (Boston Partners Long-
                       Short Equity Fund).


     (14)              None.
     (15)     (a)      Plan of Distribution (Sansom Street Money Market).                               3
              (b)      Plan of Distribution (Sansom Street Tax-Free Money Market).                      3

                                       6

 (b) Exhibits:                                                                                   SEE NOTE #
              (c)      Plan of Distribution (Sansom Street Government Obligations Money                 3
                       Market).
              (d)      Plan of Distribution (Cash Preservation Money).                                  3
              (e)      Plan of Distribution (Cash Preservation Tax-Free Money Market).                  3
              (f)      Plan of Distribution (Bedford Money Market).                                     3
              (g)      Plan of Distribution (Bedford Tax-Free Money Market).                            3
              (h)      Plan of Distribution (Bedford Government Obligations Money Market).              3
              (i)      Plan of Distribution (Income Opportunities High Yield).                          7
              (j)      Amendment No. 1 to Plans of Distribution (Classes A through Q).                  8
              (k)      Plan of Distribution (Alpha (now known as Janney) Money Market)).                9
              (l)      Plan of Distribution (Alpha (now known as Janney) Tax-Free Money Market          9
                       (now known as the Municipal Money Market)).
              (m)      Plan of Distribution (Alpha (now known as Janney) Government                     9
                       Obligations Money Market).
              (n)      Plan of Distribution (Alpha (now known as Janney) New York Municipal             9
                       Money Market).
              (o)      Plan of Distribution (Beta Tax-Free Money Market).                               9
              (p)      Plan of Distribution (Beta Government Obligations Money Market).                 9
              (q)      Plan of Distribution (Beta New York Money Market).                               9
              (r)      Plan of Distribution (Gamma Tax-Free Money Market).                              9
              (s)      Plan of Distribution (Gamma Government Obligations Money Market).                9
              (t)      Plan of Distribution (Gamma New York Municipal Money Market).                    9
              (u)      Plan of Distribution (Delta Money Market).                                       9
              (v)      Plan of Distribution (Delta Tax-Free Money Market).                              9
              (w)      Plan of Distribution (Delta Government Obligations Money Market).                9
              (x)      Plan of Distribution (Delta New York Municipal Money Market).                    9
              (y)      Plan of Distribution (Epsilon Money Market).                                     9
              (z)      Plan of Distribution (Epsilon Tax-Free Money Market).                            9
              (aa)     Plan of Distribution (Epsilon Government Obligations Money Market).              9
              (bb)     Plan of Distribution (Epsilon New York Municipal Money Market).                  9
              (cc)     Plan of Distribution (Zeta Money Market).                                        9
              (dd)     Plan of Distribution (Zeta Tax-Free Money Market).                               9
              (ee)     Plan of Distribution (Zeta Government Obligations Money Market).                 9
              (ff)     Plan of Distribution (Zeta New York Municipal Money Market).                     9
              (gg)     Plan of Distribution (Eta Money Market).                                         9
              (hh)     Plan of Distribution (Eta Tax-Free Money Market).                                9
              (ii)     Plan of Distribution (Eta Government Obligations Money Market).                  9
              (jj)     Plan of Distribution (Eta New York Municipal Money Market).                      9
              (kk)     Plan of Distribution (Theta Money Market).                                       9
              (ll)     Plan of Distribution (Theta Tax-Free Money Market).                              9
              (mm)     Plan of Distribution (Theta Government Obligations Money Market).                9
              (nn)     Plan of Distribution (Theta New York Municipal Money Market).                    9
              (oo)     Plan of Distribution (Boston Partners Large Cap Value Fund Investor             21
                       Class).
              (pp)     Plan of Distribution (Boston Partners Large Cap Value Fund Advisor              21
                       Class).
              (qq)     Plan of Distribution (Boston Partners Mid Cap Value Fund Investor               21
                       Class).
              (rr)     Plan of Distribution (Boston Partners Bond Fund Investor Class).                24
              (ss)     Plan of Distribution (Boston Partners Micro Cap Value Fund Investor             25
                       Class).

                                       7

 (b) Exhibits:                                                                                   SEE NOTE #
              (tt)     Amendment to Plans of Distribution pursuant to Rule 12b-1.                      31
              (uu)     Plan of Distribution (Boston Partners Market Neutral Fund - Investor            30
                       Class).
              (vv)     Plan of Distribution (Principal Money Market).                                  29


              (ww)     Form of Plan of Distribution (Boston Partners Long-Short Equity Fund-           32
                       Investor Class).


     (16)     (a)      Schedule for Computation of Performance Quotations for the Money Market         23
                       Portfolios, Government Securities Portfolio and Boston Partners Large
                       Cap and Mid Cap Portfolios.
              (b)      Schedule for Computation of Performance Quotations for the n/i                  24
                       Portfolios (Growth, Growth & Value and Micro Cap).
              (c)      Schedule for Computation of Performance Quotations for the n/i Larger           31
                       Cap Value Fund.
              (d)      Schedule for Computation of Performance Quotations for the Boston               31
                       Partners Micro Cap Fund.
              (e)      Schedule for Computation of Performance Quotations for the Boston               31
                       Partners Bond Fund.
     (17)     Not applicable.
     (18)     Amended 18f-3 Plan.                                                                      29




NOTE #

1 Incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

2 Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

3 Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

4 Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on October 25, 1989.

5 Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

6 Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

7 Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

8 Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

9 Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

10 Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

11 Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

12 Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

13 Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

14 Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

15 Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

16 Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

17 Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

18 Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed on July 30, 1996.

19 Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.

20 Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

21 Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

22 Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (33-20827) filed on September 25, 1997.

23 Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement (33-20827) filed on December 1, 1997.

24 Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (33-20827) filed on December 8, 1997.

25 Incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement (33-20827) filed on April 10, 1998.

26 Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement (33-20827) filed on June 25, 1998.

27 Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant's Registration Statement (33-20827) filed on August 25, 1998.

28 Incorporated herein by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement (33-20827) filed on September 15, 1998.

29 Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (33-20827) filed on October 29, 1998.

30 Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant's Registration Statement (33-20827) filed on November 12, 1998.

31 Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (33-20827) filed on December 14, 1998.

32       A copy of such exhibit is filed electronically herewith.

Item 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

Item 26.          NUMBER OF HOLDERS OF SECURITIES



                  The following information is given as of May 12, 1999.


TITLE OF CLASS OF COMMON STOCK                                                     NUMBER OF RECORD HOLDERS
------------------------------                                                     ------------------------

a)       Cash Preservation Money Market                                                      35
b)       Cash Preservation Municipal Money Market                                            51
c)       Sansom Street Money Market                                                           2
d)       Sansom Street Municipal Money Market                                                 0
e)       Sansom Street Government Obligations Money Market                                    0
f)       Bedford Money Market                                                            59,090
g)       RBB Government Securities                                                          265
h)       Bedford Municipal Money Market                                                   5,235
i)       Bedford Government Obligations Money Market                                      8,273
j)       Janney Montgomery Scott Money Market                                           127,995
k)       Janney Montgomery Scott
         Municipal Money Market                                                           4,222
l)       Janney Montgomery Scott
         Government Obligations Money Market                                             33,279
m)       Janney Montgomery Scott
         New York Municipal Money Market                                                  1,399
n)       ni Micro Cap                                                                     2,260
o)       ni Growth                                                                        1,803
p)       ni Growth & Value                                                                3,834
q)       ni Larger Cap Value                                                                414
r)       Boston Partners Large Cap Value Fund - Institutional
         Class                                                                               32
s)       Boston Partners Large Cap Value Fund - Investor Class                               30
t)       Boston Partners Large Cap Value Fund - Advisor Class                                 0


                                       10


u)       Boston Partners Mid Cap Value Fund - Investor Class                                 57
v)       Boston Partners Mid Cap Value Fund - Institutional Class                            82
w)       Boston Partners Premium Bond - Institutional Class                                   6
x)       Boston Partners Premium Bond - Investor Class                                        4
y)       Boston Partners Micro Cap Value - Institutional Class                               19
z)       Boston Partners Micro Cap Value - Investor Class                                    12
aa)      Boston Partners Market Neutral Fund - Institutional Class                            2
bb)      Boston Partners Market Neutral Fund - Investor Class                                 5
cc)      Schneider Small Cap Value Fund                                                      51
dd)      RBB Select Money Market                                                             36
ee)      n/i  Small Cap Value Fund                                                          249




Item 27.  INDEMNIFICATION

         Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits 1(a) and 1(c), provide as follows:

                  Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                  Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

                  Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information as to any other business, profession, vocation or employment of substantial nature in which any directors and officers of BIMC, Numeric, Boston Partners and Schneider Capital Management Company are, or at any time during the past two (2) years have been, engaged for their own accounts or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of BIMC's FORM ADV (File No. 801-13304) filed on February 23, 1998, Schedules B and D of Numeric's FORM ADV (File No. 801-35649) filed on March 26, 1998, Schedules B and D of Boston Partners' FORM ADV (File No. 801-49059) filed on March 31, 1998, and Schedules B and D of Schneider Capital Management Company's FORM ADV (File No. 801-55439) filed on April 25, 1998, respectively.

         There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of PNC Bank, National Association (successor by merger to Provident National Bank) ("PNC Bank"), is, or at any time during the past two years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.




                                          PNC BANK, NATIONAL ASSOCIATION
                                                     DIRECTORS

POSITION WITH PNC    NAME                       OTHER BUSINESS CONNECTIONS                  TYPE OF BUSINESS
BANK

Director             Paul W. Chellgren          Chairman and Chief Executive Officer        Energy Company
                                                Ashland Inc.
                                                P.O. 391
                                                Covington, KY 41012-0391

Director             Robert N. Clay             President and Chief Executive Officer       Investments
                                                Clay Holding Company
                                                Three Chimneys Farm
                                                P. O. Box 114
                                                Midway. KY 40347

Director             George A. Davidson, Jr.    Chairman and Chief Executive Officer        Public Utility Holding
                                                Consolidated Natural Gas Company
                                                CNG Tower, 625 Liberty Avenue
                                                Pittsburgh, PA 15222-3199

Director             David F. Girard-diCarlo    Managing Partner                            Law Firm
                                                Blank Rome Comisky & McCauley LLP
                                                One Logan Square
                                                Philadelphia, PA 19103-6998


Director             Walter E. Gregg, Jr.       Vice Chairman                               Diversified Financial
                                                PNC Bank Corp.                              Services
                                                One PNC Plaza,
                                                249 Fifth Street
                                                Pittsburgh, PA 15222-2707


Director             William R. Johnson         President and Chief Executive Officer       Food Products Company
                                                H.J. Heinz Company
                                                600 Grant Street
                                                Pittsburgh, PA 15219-2857



Director             Bruce C. Lindsey           Chairman and Managing Director              Advisory Company
                                                Brind-Lindsey & Co.
                                                1926 Arch Street
                                                Philadelphia, PA 19103-1444



Director             W. Craig McClelland        Chairman and Chief Executive Officer        Paper Manufacturing and Land
                                                Union Camp Corporation                      Resources
                                                1600 Valley Road
                                                Wayne, NJ 07470




POSITION WITH        NAME                       OTHER BUSINESS CONNECTIONS                  TYPE OF BUSINESS
PNC BANK


Director             Thomas H. O'Brien          Chairman and Chief Executive Officer        Diversified Financial
                                                PNC Bank Corp.                              Services
                                                One PNC Plaza,
                                                249 Fifth Avenue
                                                Pittsburgh, PA 15222-2707



Director             Jane G. Pepper             President                                   Nonprofit Horticultural
                                                Pennsylvania Horticultural Society          Membership Organization
                                                100 N. 20th Street -5th Floor
                                                Philadelphia, PA 19103-1495

Director             Jackson H. Randolph        Chairman                                    Public Utility Holding
                                                Cinergy Corp.                               Company
                                                221 East Fourth Street, Suite 3004
                                                Cincinnati, OH 45202



Director             James E. Rohr              President & Chief Operating Officer         Diversified Financial
                                                PNC Bank Corp.                              Services
                                                One PNC Plaza
                                                249 Fifth Street
                                                Pittsburgh PA 15222-2707


Director             Roderic H. Ross            Vice Chairman and Chief Executive Officer   Insurance Company
                                                Keystone State Life Insurance Co.
                                                Suite 325
                                                501 Office Center Drive
                                                Fort Washington, PA 19034-3299



Director             Richard P. Simmons         Chairman, President & CEO                   Specialty Metals and
                                                Allegheny Teledyne Incorporated             Diversified Business
                                                1000 Six PPG Place
                                                Pittsburgh, PA 15222-5479

Director             Thomas J. Usher            Chairman and Chief Executive Officer        Energy, Steel and
                                                USX Corporation                             Diversified Business
                                                61st Floor
                                                600 Grant Street
                                                Pittsburgh, PA 15219-4776

Director             Milton A. Washington       President and Chief Executive Officer       Housing Rehabilitation and
                                                AHRCO                                       Construction
                                                5604 Baum Boulevard
                                                Pittsburgh, PA 15206



Advisory Director    Helge H. Wehmeier          President and Chief Executive Officer
                                                Bayer Corporation
                                                100 Bayer Road, Building 4
                                                Pittsburgh, PA 15205-9741







                 PNC BANK CORP. / PNC BANK, NATIONAL ASSOCIATION
                                    OFFICERS

      NAME                           POSITION                               ADDRESS
Thomas H. O'Brien         Chairman and Chief Executive Officer          PNC Bank Corp.
                                                                        One PNC Plaza
                                                                        249 Fifth Avenue
                                                                        Pittsburgh, PA 15222-2707


James E. Rohr             President and Chief Operating Officer         PNC Bank Corp.
                                                                        One PNC Plaza
                                                                        249 Fifth Avenue
                                                                        Pittsburgh, PA 15222-2707

Walter E. Gregg           Vice Chairman                                 PNC Bank Corp.
                                                                        One PNC Plaza
                                                                        249 Fifth Avenue
                                                                        Pittsburgh, PA 15222-2707

Ralph S. Michael, III     Executive Vice President, Corporate Banking   One PNC Plaza P1-POPP-30-1
                                                                        249 Fifth Avenue
                                                                        Pittsburgh, PA 15222-2707

Bruce E. Robbins          Executive Vice President, Secured Lending     One PNC Plaza P1-POPP-30-1
                                                                        249 Fifth Avenue
                                                                        Pittsburgh, PA 15222-2707

Joseph C. Guyaux          Executive Vice President, Regional            One PNC Plaza P1-POPP-29-1
                          Community Bank                                249 Fifth Avenue
                                                                        Pittsburgh, PA 15222-2707

Thomas K. Whitford        Executive Vice President, Private Bank        One PNC Plaza P1-POPP-29-1
                                                                        249 Fifth Avenue
                                                                        Pittsburgh, PA 15222-2707

Robert L. Haunschild      Senior Vive President and Chief Financial     One PNC Plaza
                          Officer                                       249 Fifth Avenue
                                                                        Pittsburgh, PA 15222-2707

Thomas E. Paisley, III    Senior Vice President, Corporate Credit       One PNC Plaza
                          Policy                                        249 Fifth Avenue
                                                                        Pittsburgh, PA 15222-2707

Helen P. Pudlin           Senior Vice President and General Counsel     One PNC Plaza P1-POPP-21-1
                                                                        249 Fifth Avenue
                                                                        Pittsburgh, PA 15222-2707

Samuel R. Patterson       Controller                                    One PNC Plaza
                                                                        30th Floor
                                                                        249 Fifth Avenue
                                                                        Pittsburgh, PA 15222-2707



(1)      PNC Bank, National Association,
         120 S. 17th Street, Philadelphia, PA 19103
         1600 Market Street, Philadelphia, PA 19103
         17th and Chestnut Streets, Philadelphia, PA 19103

(2)      PNC National Bank, 103 Bellevue Parkway, Wilmington, DE 19809.

(3)      PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

(4)      PNC Service Corp, 103 Bellevue Parkway, Wilmington, DE 19809.

(5) Provident Capital Management, Inc., 30 S. 17th Street, Suite 1500, Philadelphia, PA 19103.

(6)      PNC Investment Corp., Broad and Chestnut Street, Philadelphia, PA
         19101.

(7) Provident Realty Management, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.

(8)      Provident Realty, Inc., Broad and Chestnut Streets, Philadelphia, PA
         19101.

(9)      PNC Bancorp, Inc., 222 Delaware Avenue, Wilmington, DE 19810

(10) PNC New Jersey Credit Corp, 1415 Route 70 East, Suite 604, Cherry Hill, NJ 08034.

(11)     PNC Trust Company of New York, 40 Broad Street, New York, NY 10084.

(12)     Provcor Properties, Inc., Broad and Chestnut Streets, Philadelphia, PA
         19101.

(13)     PNC Credit Corp, 103 Bellevue Parkway, Wilmington, DE 19809.

(14)     PNC Bank Corp., 5th Avenue and Wood Streets, Pittsburgh, PA 15265.

(15) PNC Bank, New Jersey, National Association, Woodland Falls Corporate Park, 210 Lake Drive East, Cherry Hill, NJ 08002.

(16)     PNC Capital Corp, 5th Avenue and Woods Streets, Pittsburgh, PA 15265.

(17)     PNC Holding Corp, 222 Delaware Avenue, P.O. Box 791, Wilmington, DE
         19899.

(18)     PNC Venture Corp, 5th Avenue and Woods Streets, Pittsburgh, PA 15265.

(19)     PNC Bank, Delaware, 300 Delaware Avenue, Wilmington, DE 19801.

(20)     Bank of Delaware Corp., 300 Delaware Avenue, Wilmington, DE  19801.

(21)     Del-Vest, Inc., 300 Delaware Avenue, Wilmington, DE 19801.

(22)     Marand Corp., 222 Delaware Avenue, Wilmington, DE 19801.

(23)     Millsboro Insurance Agency, 300 Delaware Avenue, Wilmington, DE 19801.

(24)     Roney-Richards, Inc., 300 Delaware Avenue, Wilmington, DE 19801.

Item 29. PRINCIPAL UNDERWRITER

         (a) Provident Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

         Pacific Horizon Funds, Inc.
         Time Horizon Funds
         World Horizon Funds, Inc.
         Pacific Innovations Trust

         International Dollar Reserve Fund I, Ltd.
         Municipal Fund for Temporary Investment
         Municipal Fund for New York  Investors, Inc.
         Municipal Fund for California Investors, Inc.
         Temporary Investment Fund, Inc.
         Trust for Federal Securities

         Columbia Common Stock Fund, Inc.
         Columbia Growth Fund, Inc.
         Columbia International Stock Fund, Inc.
         Columbia Special Fund, Inc.
         Columbia Small Cap Fund, Inc.
         Columbia Real Estate Equity Fund, Inc.
         Columbia Balanced Fund, Inc.
         Columbia Daily Income Company
         Columbia U.S. Government Securities Fund, Inc.
         Columbia Fixed Income Securities Fund, Inc.
         Columbia Municipal Bond Fund, Inc.
         Columbia High Yield Fund, Inc.

         The BlackRock Funds, Inc. (Distributed by BlackRock Distributors , Inc. a wholly owned subsidiary of Provident Distributors, Inc.)

         The OffitBank Investment Fund, Inc.
         The OffitBank Variable Insurance Fund, Inc.
         CVO Greater China Fund, Inc. (Distributed by Offit Funds Distributors, Inc. a wholly owned subsidiary of Provident Distributors, Inc.

         Kiewit Mutual Fund

         Kalmar Pooled Investment Trust


         (b) The information required by this item 29(b) is incorporated by reference to Form BD (SEC File No. 8-46564) filed by the Distributor with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS

         (1) PFPC Trust Company (assignee under custodian agreement), 400 Bellevue Parkway, Wilmington, DE 19809 (records relating to its functions as sub-adviser and custodian).

         (2) Provident Distributors, Inc., Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428 (records relating to its functions as distributor).

         (3) BlackRock Institutional Management Corporation, Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

         (4) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

         (5) Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

         (6) Numeric Investors, L.P., 1 Memorial Drive, Cambridge, Massachusetts 02142 (records relating to its function as investment adviser).

         (7) Boston Partners Asset Management, L.P., One Financial Center, 43rd Floor, Boston, Massachusetts 02111 (records relating to its function as investment adviser).

         (8) Schneider Capital Management Co., 460 East Swedesford Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

         (9) Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540 (records relating to its functions as custodian).

Item 31.     MANAGEMENT SERVICES

                  None.

Item 32.      UNDERTAKINGS

                  (a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

                  (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                                    SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 65 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware, on the 19th day of May, 1999.



                                            THE RBB FUND, INC.


                                            By:   /S/ EDWARD J. ROACH

                                               Edward J. Roach
                                               President and Treasurer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                SIGNATURE                     TITLE                   DATE


/S/ EDWARD J. ROACH           President (Principal Executive        May 19, 1999
-----------------------
Edward J. Roach               Officer) and Treasurer (Principal
                              Financial and Accounting Officer)

*/S/DONALD VAN RODEN          Director                              May 19, 1999
------------------------
Donald van Roden
*/S/FRANCIS J. MCKAY          Director                              May 19, 1999
-------------------------
Francis J. McKay
*/S/MARVIN E. STERNBERG       Director                              May 19, 1999
-------------------------
Marvin E. Sternberg
*/S/JULIAN A. BRODSKY         Director                              May 19, 1999
-------------------------
Julian A. Brodsky
*/S/ARNOLD M. REICHMAN        Director                              May 19, 1999
-------------------------
Arnold M. Reichman
*/S/ROBERT SABLOWSKY          Director                              May 19, 1999
-------------------------
Robert Sablowsky
*By: /S/ EDWARD J. ROACH                                            May 19, 1999
-------------------------
Edward J. Roach
Attorney-in-Fact

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

         Know All Men by These Presents, that the undersigned, Donald van Roden, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.


DATED:   April 23, 1997


/S/ DONALD VAN RODEN
    Donald van Roden

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

         Know All Men by These Presents, that the undersigned, Marvin E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.


DATED:   April 23, 1997


/S/ MARVIN E. STERNBERG
    Marvin E. Sternberg

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


         Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.


DATED:   April 23, 1997


/S/ ARNOLD REICHMAN
    Arnold Reichman

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

         Know All Men by These Presents, that the undersigned, Francis J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.


DATED:   April 23, 1997


/S/ FRANCIS J. MCKAY
    Francis J. McKay

                               THE RBB FUND, INC.
                                 (the "Company")

                                POWER OF ATTORNEY

         Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.


DATED:   April 23, 1997


/S/ JULIAN BRODSKY
    Julian Brodsky

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY


         Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.


DATED:   April 23, 1997


/S/ ROBERT SABLOWSKY
    Robert Sablowsky

                               THE RBB FUND, INC.

                                  EXHIBIT INDEX

EXHIBITS

5    (u)   Form of Investment Advisory Agreement between Registrant and Boston
           Partners Asset Management, L. P.(Boston Partners Long-Short Equity
           Fund).

6    (e)   Form of Distribution Agreement Supplement between Registrant and
           Provident Distributors, Inc. (Boston Partners Long-Short Equity Fund-Institutional Class).

6    (f)   Form of Distribution Agreement Supplement between Registrant and
           Provident Distributors, Inc. (Boston Partners Long-Short Equity Fund-Investor Class).

8    (n)   Form of Custodian Agreement Supplement between Registrant and PFPC
           Trust Company (Boston Partners Long-Short Equity Fund).

9    (vv)  Form of Transfer Agency Agreement Supplement between Registrant and
           PFPC, Inc. (Boston Partners Long-Short Equity Fund).

9    (ww)  Form Of Administrative Services Agreement Supplement between registrant and Provident Distributors, Inc. (Boston Partners Long-Short Equity Fund- Institutional Class).

9    (xx)  Form of Administration and Accounting Services Agreement between
           Registrant and PFPC, Inc. (Boston Partners Long-Short Equity Fund).

10         Opinion of Counsel concerning validity of shares issued.

11   (a)   Consent of Drinker Biddle & Reath LLP

13   (p)   Form of Purchase Agreement between Registrant and Boston Partners
           Asset Management, L. P.(Boston Partners Long-Short Equity Fund).

15   (ww)  Form of Plan Of Distribution (Boston Partners Long-Short Equity
           Fund- Investor Class).